Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000093655
Shareholder Report [Line Items]
Fund Name	iShares 0-5 Year TIPS Bond ETF
Trading Symbol	STIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-5 Year TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year TIPS Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.11%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced) returned 6.08%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced short-term Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led the Fund’s allocation to three- to five-year issues to contribute the most to performance.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced)
Nov 15	$9,983	$9,972	$9,984
Dec 15	$9,960	$9,939	$9,962
Jan 16	$10,015	$10,081	$10,016
Feb 16	$10,038	$10,156	$10,040
Mar 16	$10,138	$10,244	$10,143
Apr 16	$10,141	$10,282	$10,146
May 16	$10,129	$10,287	$10,134
Jun 16	$10,222	$10,478	$10,229
Jul 16	$10,209	$10,546	$10,219
Aug 16	$10,184	$10,531	$10,192
Sep 16	$10,251	$10,522	$10,259
Oct 16	$10,256	$10,437	$10,264
Nov 16	$10,203	$10,187	$10,211
Dec 16	$10,236	$10,199	$10,242
Jan 17	$10,285	$10,223	$10,288
Feb 17	$10,296	$10,292	$10,299
Mar 17	$10,306	$10,288	$10,314
Apr 17	$10,302	$10,365	$10,315
May 17	$10,296	$10,447	$10,307
Jun 17	$10,250	$10,438	$10,262
Jul 17	$10,280	$10,481	$10,291
Aug 17	$10,308	$10,579	$10,320
Sep 17	$10,299	$10,525	$10,311
Oct 17	$10,315	$10,532	$10,330
Nov 17	$10,297	$10,519	$10,313
Dec 17	$10,317	$10,567	$10,332
Jan 18	$10,290	$10,445	$10,303
Feb 18	$10,286	$10,347	$10,300
Mar 18	$10,335	$10,414	$10,354
Apr 18	$10,335	$10,338	$10,350
May 18	$10,372	$10,411	$10,387
Jun 18	$10,385	$10,399	$10,404
Jul 18	$10,371	$10,401	$10,388
Aug 18	$10,425	$10,468	$10,441
Sep 18	$10,400	$10,401	$10,415
Oct 18	$10,355	$10,320	$10,373
Nov 18	$10,356	$10,380	$10,373
Dec 18	$10,369	$10,572	$10,393
Jan 19	$10,448	$10,680	$10,467
Feb 19	$10,467	$10,679	$10,486
Mar 19	$10,542	$10,888	$10,565
Apr 19	$10,592	$10,890	$10,613
May 19	$10,647	$11,087	$10,669
Jun 19	$10,711	$11,231	$10,739
Jul 19	$10,721	$11,261	$10,742
Aug 19	$10,778	$11,567	$10,798
Sep 19	$10,755	$11,498	$10,774
Oct 19	$10,787	$11,529	$10,807
Nov 19	$10,799	$11,523	$10,819
Dec 19	$10,877	$11,511	$10,897
Jan 20	$10,928	$11,744	$10,944
Feb 20	$10,984	$11,958	$11,000
Mar 20	$10,811	$11,873	$10,822
Apr 20	$10,951	$12,081	$10,951
May 20	$11,027	$12,142	$11,023
Jun 20	$11,108	$12,224	$11,107
Jul 20	$11,186	$12,413	$11,189
Aug 20	$11,312	$12,310	$11,318
Sep 20	$11,296	$12,309	$11,301
Oct 20	$11,271	$12,248	$11,276
Nov 20	$11,341	$12,368	$11,344
Dec 20	$11,439	$12,382	$11,449
Jan 21	$11,501	$12,285	$11,510
Feb 21	$11,520	$12,066	$11,522
Mar 21	$11,578	$11,938	$11,572
Apr 21	$11,673	$12,041	$11,668
May 21	$11,758	$12,077	$11,764
Jun 21	$11,772	$12,179	$11,767
Jul 21	$11,924	$12,310	$11,921
Aug 21	$11,929	$12,293	$11,925
Sep 21	$11,927	$12,176	$11,921
Oct 21	$12,009	$12,178	$12,003
Nov 21	$12,029	$12,226	$12,021
Dec 21	$12,066	$12,186	$12,061
Jan 22	$12,002	$11,931	$11,994
Feb 22	$12,124	$11,779	$12,117
Mar 22	$12,029	$11,450	$12,025
Apr 22	$12,024	$11,029	$12,022
May 22	$12,077	$11,076	$12,072
Jun 22	$11,901	$10,928	$11,892
Jul 22	$12,108	$11,180	$12,109
Aug 22	$11,928	$10,877	$11,923
Sep 22	$11,590	$10,397	$11,581
Oct 22	$11,708	$10,255	$11,697
Nov 22	$11,763	$10,627	$11,754
Dec 22	$11,726	$10,582	$11,730
Jan 23	$11,821	$10,900	$11,809
Feb 23	$11,771	$10,627	$11,764
Mar 23	$11,987	$10,897	$11,985
Apr 23	$12,014	$10,966	$12,014
May 23	$11,934	$10,847	$11,929
Jun 23	$11,911	$10,808	$11,906
Jul 23	$11,972	$10,798	$11,964
Aug 23	$11,985	$10,731	$11,977
Sep 23	$11,964	$10,464	$11,957
Oct 23	$12,008	$10,302	$12,002
Nov 23	$12,133	$10,754	$12,128
Dec 23	$12,265	$11,153	$12,258
Jan 24	$12,323	$11,140	$12,314
Feb 24	$12,300	$10,987	$12,291
Mar 24	$12,364	$11,080	$12,358
Apr 24	$12,363	$10,812	$12,357
May 24	$12,478	$10,996	$12,471
Jun 24	$12,547	$11,101	$12,540
Jul 24	$12,665	$11,358	$12,655
Aug 24	$12,737	$11,520	$12,727
Sep 24	$12,864	$11,674	$12,855
Oct 24	$12,808	$11,389	$12,798
Nov 24	$12,865	$11,504	$12,856
Dec 24	$12,851	$11,317	$12,842
Jan 25	$12,968	$11,382	$12,956
Feb 25	$13,117	$11,629	$13,105
Mar 25	$13,246	$11,633	$13,237
Apr 25	$13,348	$11,676	$13,337
May 25	$13,301	$11,592	$13,289
Jun 25	$13,372	$11,769	$13,361
Jul 25	$13,413	$11,744	$13,400
Aug 25	$13,586	$11,883	$13,574
Sep 25	$13,581	$12,011	$13,568
Oct 25	$13,590	$12,087	$13,577

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.11%	3.81%	3.12%
ICE BofA US Broad Market Index...
	6.13	(0.26)	1.91
ICE U.S. Treasury 0-5 Year Inflation Linked Bond Index (Spliced)...
	6.08	3.78	3.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 13,199,146,174
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 3,483,183
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$13,199,146,174
Number of Portfolio Holdings...
27
Net Investment Advisory Fees...
$3,483,183
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
18.7%
1-2 Years...
20.0
2-3 Years...
22.1
3-4 Years...
21.9
4-5 Years...
17.3
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
1.63%, 04/15/30...
5.6%
1.63%, 10/15/29...
5.4
2.13%, 04/15/29...
5.2
2.38%, 10/15/28...
5.2
1.63%, 10/15/27...
5.0
1.25%, 04/15/28...
4.9
0.13%, 04/15/27...
4.8
0.13%, 10/15/26...
4.8
0.13%, 07/15/30...
4.6
0.50%, 01/15/28...
4.5

Footnote	Description
Footnote(a)	Excludes money market funds.

C000141927
Shareholder Report [Line Items]
Fund Name	iShares Core Universal USD Bond ETF
Trading Symbol	IUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core Universal USD Bond ETF (the “Fund”) (formerly known as iShares Core Total USD Bond Market ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Universal USD Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.51%	0.26%	2.25%
Bloomberg U.S. Universal Index...
	6.51	0.28	2.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 33,342,350,850
Holdings Count | Holding	17,360
Advisory Fees Paid, Amount	$ 18,117,439
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$33,342,350,850
Number of Portfolio Holdings...
17,360
Net Investment Advisory Fees...
$18,117,439
Portfolio Turnover Rate...
65%

Holdings [Text Block]

Credit quality allocation

Portfolio composition

Moody's Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
Aaa...
13.3%
Aa...
54.1
A...
12.2
Baa...
12.4
Ba...
3.1
B...
2.1
Caa...
0.9
Ca...
0.1
C...
0.0Footnote Reference(b)
Not Rated...
1.8
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
39.5%
Corporate Bonds...
31.3
U.S. Government Sponsored Agency Securities...
21.6
Foreign Government Obligations...
3.5
Foreign Agency Obligations...
2.8
Non-Agency Mortgage-Backed Securities...
0.6
Municipal Bonds...
0.4
Asset-Backed Securities...
0.3
Preferred Securities...
0.0Footnote Reference(b)
Common Stocks...
0.0Footnote Reference(b)
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000234589
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2028 Term High Yield and Income ETF
Trading Symbol	IBHH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2028 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2028 Term High Yield and Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.69%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2028 Term High Yield and Income Index returned 8.15%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2028 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,071	$9,835	$10,052
Apr 22	$9,681	$9,468	$9,665
May 22	$9,686	$9,520	$9,672
Jun 22	$8,990	$9,330	$8,969
Jul 22	$9,562	$9,564	$9,546
Aug 22	$9,294	$9,316	$9,278
Sep 22	$8,906	$8,914	$8,894
Oct 22	$9,190	$8,816	$9,183
Nov 22	$9,353	$9,145	$9,343
Dec 22	$9,278	$9,114	$9,273
Jan 23	$9,629	$9,397	$9,626
Feb 23	$9,477	$9,166	$9,479
Mar 23	$9,607	$9,381	$9,600
Apr 23	$9,707	$9,438	$9,707
May 23	$9,602	$9,340	$9,605
Jun 23	$9,746	$9,326	$9,746
Jul 23	$9,879	$9,335	$9,885
Aug 23	$9,899	$9,279	$9,903
Sep 23	$9,765	$9,058	$9,780
Oct 23	$9,678	$8,922	$9,693
Nov 23	$10,113	$9,323	$10,133
Dec 23	$10,486	$9,677	$10,509
Jan 24	$10,478	$9,654	$10,502
Feb 24	$10,512	$9,538	$10,538
Mar 24	$10,622	$9,632	$10,658
Apr 24	$10,543	$9,406	$10,577
May 24	$10,632	$9,562	$10,671
Jun 24	$10,729	$9,650	$10,777
Jul 24	$10,912	$9,869	$10,963
Aug 24	$11,068	$10,014	$11,121
Sep 24	$11,225	$10,151	$11,282
Oct 24	$11,188	$9,921	$11,248
Nov 24	$11,301	$10,026	$11,367
Dec 24	$11,279	$9,874	$11,342
Jan 25	$11,430	$9,934	$11,505
Feb 25	$11,493	$10,139	$11,575
Mar 25	$11,391	$10,137	$11,476
Apr 25	$11,413	$10,172	$11,499
May 25	$11,596	$10,121	$11,683
Jun 25	$11,767	$10,278	$11,858
Jul 25	$11,825	$10,264	$11,923
Aug 25	$11,961	$10,387	$12,066
Sep 25	$12,033	$10,497	$12,140
Oct 25	$12,049	$10,566	$12,165

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.69%	5.24%
Bloomberg U.S. Universal Index...
	6.51	1.52
Bloomberg 2028 Term High Yield and Income Index...
	8.15	5.52

Performance Inception Date	Mar. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 354,184,945
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 795,210
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$354,184,945
Number of Portfolio Holdings...
283
Net Investment Advisory Fees...
$795,210
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.5%
Ba...
39.1
B...
44.8
Caa...
12.5
Not Rated...
1.0
Short-Term and Other Assets...
2.1
SecurityFootnote Reference(a)	Percent of Net Assets
CCO Holdings LLC, 5.00%, 02/01/28...
1.3%
Tenet Healthcare Corp., 6.13%, 10/01/28...
1.3
DISH DBS Corp., 5.75%, 12/01/28...
1.3
Venture Global LNG, Inc., 8.13%, 06/01/28...
1.2
TransDigm, Inc., 6.75%, 08/15/28...
1.2
Organon & Co., 4.13%, 04/30/28...
1.1
Sirius XM Radio LLC, 4.00%, 07/15/28...
1.1
Allied Universal Holdco LLC, 4.63%, 06/01/28...
1.0
Tenneco, Inc., 8.00%, 11/17/28...
1.0
Bausch Health Cos., Inc., 11.00%, 09/30/28...
1.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000234590
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2029 Term High Yield and Income ETF
Trading Symbol	IBHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2029 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2029 Term High Yield and Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.38%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2029 Term High Yield and Income Index returned 7.60%

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2029 Term High Yield and Income Index
Feb 22	$10,000	$10,000	$10,000
Mar 22	$10,041	$9,835	$10,027
Apr 22	$9,576	$9,468	$9,559
May 22	$9,603	$9,520	$9,585
Jun 22	$8,848	$9,330	$8,831
Jul 22	$9,483	$9,564	$9,477
Aug 22	$9,203	$9,316	$9,201
Sep 22	$8,722	$8,914	$8,721
Oct 22	$8,994	$8,816	$8,987
Nov 22	$9,201	$9,145	$9,189
Dec 22	$9,108	$9,114	$9,102
Jan 23	$9,495	$9,397	$9,492
Feb 23	$9,320	$9,166	$9,319
Mar 23	$9,473	$9,381	$9,473
Apr 23	$9,586	$9,438	$9,589
May 23	$9,455	$9,340	$9,454
Jun 23	$9,619	$9,326	$9,620
Jul 23	$9,751	$9,335	$9,758
Aug 23	$9,751	$9,279	$9,759
Sep 23	$9,589	$9,058	$9,597
Oct 23	$9,474	$8,922	$9,483
Nov 23	$9,990	$9,323	$9,995
Dec 23	$10,414	$9,677	$10,424
Jan 24	$10,426	$9,654	$10,441
Feb 24	$10,433	$9,538	$10,443
Mar 24	$10,579	$9,632	$10,595
Apr 24	$10,458	$9,406	$10,471
May 24	$10,576	$9,562	$10,585
Jun 24	$10,687	$9,650	$10,699
Jul 24	$10,898	$9,869	$10,909
Aug 24	$11,075	$10,014	$11,092
Sep 24	$11,227	$10,151	$11,250
Oct 24	$11,168	$9,921	$11,196
Nov 24	$11,294	$10,026	$11,329
Dec 24	$11,249	$9,874	$11,281
Jan 25	$11,398	$9,934	$11,434
Feb 25	$11,455	$10,139	$11,492
Mar 25	$11,283	$10,137	$11,320
Apr 25	$11,261	$10,172	$11,296
May 25	$11,464	$10,121	$11,490
Jun 25	$11,681	$10,278	$11,726
Jul 25	$11,734	$10,264	$11,781
Aug 25	$11,889	$10,387	$11,940
Sep 25	$11,978	$10,497	$12,030
Oct 25	$11,992	$10,566	$12,048

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.38%	5.10%
Bloomberg U.S. Universal Index...
	6.51	1.52
Bloomberg 2029 Term High Yield and Income Index...
	7.60	5.24

Performance Inception Date	Mar. 08, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 300,261,093
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 583,944
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$300,261,093
Number of Portfolio Holdings...
432
Net Investment Advisory Fees...
$583,944
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Baa...
0.6%
Ba...
34.9
B...
41.8
Caa...
17.6
Ca...
0.0Footnote Reference(a)
Not Rated...
2.7
Short-Term and Other Assets...
2.4
SecurityFootnote Reference(b)	Percent of Net Assets
EchoStar Corp., 10.75%, 11/30/29...
1.9%
Medline Borrower LP, 3.88%, 04/01/29...
1.4
Cloud Software Group, Inc., 6.50%, 03/31/29...
1.3
Cloud Software Group, Inc., 9.00%, 09/30/29...
1.2
Venture Global LNG, Inc., 9.50%, 02/01/29...
1.0
American Airlines, Inc., 5.75%, 04/20/29...
1.0
TransDigm, Inc., 6.38%, 03/01/29...
0.9
Neptune Bidco US, Inc., 9.29%, 04/15/29...
0.8
Medline Borrower LP, 5.25%, 10/01/29...
0.8
Staples, Inc., 10.75%, 09/01/29...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

C000243158
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2030 Term High Yield and Income ETF
Trading Symbol	IBHJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2030 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2030 Term High Yield and Income ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.98%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg 2030 Term High Yield and Income Index returned 8.17%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2030 Term High Yield and Income Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,043	$9,968	$10,040
Jul 23	$10,166	$9,978	$10,164
Aug 23	$10,172	$9,917	$10,171
Sep 23	$9,961	$9,681	$9,963
Oct 23	$9,844	$9,535	$9,849
Nov 23	$10,400	$9,965	$10,409
Dec 23	$10,802	$10,343	$10,811
Jan 24	$10,807	$10,318	$10,814
Feb 24	$10,779	$10,194	$10,790
Mar 24	$10,944	$10,294	$10,953
Apr 24	$10,842	$10,054	$10,845
May 24	$10,964	$10,220	$10,970
Jun 24	$11,062	$10,314	$11,074
Jul 24	$11,283	$10,548	$11,296
Aug 24	$11,493	$10,703	$11,511
Sep 24	$11,650	$10,850	$11,671
Oct 24	$11,530	$10,604	$11,552
Nov 24	$11,670	$10,715	$11,695
Dec 24	$11,586	$10,554	$11,611
Jan 25	$11,758	$10,617	$11,785
Feb 25	$11,815	$10,837	$11,853
Mar 25	$11,686	$10,834	$11,726
Apr 25	$11,702	$10,872	$11,730
May 25	$11,905	$10,817	$11,941
Jun 25	$12,145	$10,986	$12,184
Jul 25	$12,168	$10,970	$12,212
Aug 25	$12,323	$11,102	$12,369
Sep 25	$12,426	$11,219	$12,470
Oct 25	$12,450	$11,293	$12,495

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.98%	9.72%
Bloomberg U.S. Universal Index...
	6.51	5.29
Bloomberg 2030 Term High Yield and Income Index...
	8.17	9.91

Performance Inception Date	Jun. 21, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 82,412,743
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 199,622
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$82,412,743
Number of Portfolio Holdings...
303
Net Investment Advisory Fees...
$199,622
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
41.9%
B...
43.0
Caa...
10.3
Not Rated...
2.8
Short-Term and Other Assets...
2.0
SecurityFootnote Reference(a)	Percent of Net Assets
HUB International Ltd., 7.25%, 06/15/30...
1.4%
CCO Holdings LLC, 4.75%, 03/01/30...
1.2
EMRLD Borrower LP, 6.63%, 12/15/30...
1.2
WULF Compute LLC, 7.75%, 10/15/30...
1.2
1011778 BC ULC, 4.00%, 10/15/30...
1.2
DaVita, Inc., 4.63%, 06/01/30...
1.1
CCO Holdings LLC, 4.50%, 08/15/30...
1.1
DirecTV Financing LLC, 8.88%, 02/01/30...
1.0
EchoStar Corp., 6.75%, 11/30/30...
1.0
Nissan Motor Co. Ltd., 4.81%, 09/17/30...
1.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257911
Shareholder Report [Line Items]
Fund Name	iShares iBonds 2032 Term High Yield and Income ETF
Trading Symbol	IBHL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds 2032 Term High Yield and Income ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2032 Term High Yield and Income ETF	$22Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.35%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.18%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.66% and the Bloomberg 2032 Term High Yield and Income Index returned 6.32%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on high-yield debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

For Term Funds with earlier maturity dates, an allocation to bonds in the consumer cyclicals and communications sectors added to returns. Term Funds with later maturity dates were supported by an allocation to consumer cyclical and industrial sectors. Additionally, Term Funds across maturity dates benefited from bonds on the lower risk spectrum of high yield (those rated Ba and B Moody’s).

What detracted from performance?

During the reporting period, there were no significant detractors from the Funds’ performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg 2032 Term High Yield and Income Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$9,919	$10,040	$9,912
Apr 25	$9,942	$10,075	$9,937
May 25	$10,119	$10,024	$10,116
Jun 25	$10,339	$10,180	$10,340
Jul 25	$10,368	$10,166	$10,370
Aug 25	$10,513	$10,288	$10,518
Sep 25	$10,589	$10,397	$10,600
Oct 25	$10,618	$10,466	$10,632

Performance Inception Date	Mar. 25, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 10,264,176
Holdings Count | Holding	204
Advisory Fees Paid, Amount	$ 20,574
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,264,176
Number of Portfolio Holdings...
204
Net Investment Advisory Fees...
$20,574
Portfolio Turnover Rate...
26%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Ba...
47.7%
B...
38.0
Caa...
11.0
Not Rated...
0.8
Short-Term and Other Assets...
2.5
SecurityFootnote Reference(a)	Percent of Net Assets
1261229 BC Ltd., 10.00%, 04/15/32...
2.5%
Quikrete Holdings, Inc., 6.38%, 03/01/32...
2.3
Carnival Corp., 5.75%, 08/01/32...
1.8
CCO Holdings LLC, 4.50%, 05/01/32...
1.4
Warnermedia Holdings, Inc., 4.28%, 03/15/32...
1.4
Community Health Systems, Inc., 10.88%, 01/15/32...
1.3
QXO Building Products, Inc., 6.75%, 04/30/32...
1.3
TransDigm, Inc., 6.63%, 03/01/32...
1.2
Venture Global LNG, Inc., 9.88%, 02/01/32...
1.2
IQVIA, Inc., 6.25%, 06/01/32...
1.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236700
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Corporate ETF
Trading Symbol	IBDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.76%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2032 Maturity Corporate Index returned 7.56%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2032 Maturity Corporate Index
May 22	$10,000	$10,000	$10,000
Jun 22	$10,082	$10,080	$10,082
Jul 22	$10,521	$10,334	$10,523
Aug 22	$10,104	$10,065	$10,106
Sep 22	$9,523	$9,631	$9,521
Oct 22	$9,466	$9,526	$9,464
Nov 22	$9,979	$9,881	$9,979
Dec 22	$9,891	$9,847	$9,923
Jan 23	$10,338	$10,153	$10,338
Feb 23	$9,962	$9,903	$9,966
Mar 23	$10,315	$10,136	$10,321
Apr 23	$10,403	$10,197	$10,412
May 23	$10,246	$10,092	$10,253
Jun 23	$10,258	$10,076	$10,265
Jul 23	$10,289	$10,086	$10,298
Aug 23	$10,220	$10,025	$10,230
Sep 23	$9,912	$9,786	$9,923
Oct 23	$9,702	$9,639	$9,711
Nov 23	$10,342	$10,073	$10,348
Dec 23	$10,813	$10,455	$10,833
Jan 24	$10,776	$10,430	$10,785
Feb 24	$10,598	$10,305	$10,607
Mar 24	$10,745	$10,406	$10,762
Apr 24	$10,473	$10,163	$10,482
May 24	$10,677	$10,331	$10,687
Jun 24	$10,762	$10,426	$10,776
Jul 24	$11,044	$10,663	$11,056
Aug 24	$11,220	$10,820	$11,232
Sep 24	$11,408	$10,968	$11,421
Oct 24	$11,134	$10,719	$11,147
Nov 24	$11,287	$10,832	$11,291
Dec 24	$11,090	$10,668	$11,099
Jan 25	$11,145	$10,733	$11,159
Feb 25	$11,368	$10,954	$11,381
Mar 25	$11,375	$10,952	$11,387
Apr 25	$11,415	$10,990	$11,429
May 25	$11,452	$10,935	$11,466
Jun 25	$11,642	$11,105	$11,656
Jul 25	$11,685	$11,089	$11,675
Aug 25	$11,833	$11,222	$11,826
Sep 25	$11,957	$11,341	$11,949
Oct 25	$11,998	$11,416	$11,990

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.76%	5.60%
Bloomberg U.S. Universal Index...
	6.51	4.05
Bloomberg December 2032 Maturity Corporate Index...
	7.56	5.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,372,964,045
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 1,067,550
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,372,964,045
Number of Portfolio Holdings...
415
Net Investment Advisory Fees...
$1,067,550
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.3%
Aa...
7.5
A...
36.1
Baa...
50.1
Ba...
2.5
Not Rated...
1.5
Short-Term and Other Assets...
1.0
SecurityFootnote Reference(a)	Percent of Net Assets
Verizon Communications, Inc., 2.36%, 03/15/32...
1.3%
AerCap Ireland Capital DAC, 3.30%, 01/30/32...
1.2
Oracle Corp., 4.80%, 09/26/32...
0.9
Meta Platforms, Inc., 3.85%, 08/15/32...
0.9
Sprint Capital Corp., 8.75%, 03/15/32...
0.8
Oracle Corp., 6.25%, 11/09/32...
0.8
Amazon.com, Inc., 4.70%, 12/01/32...
0.7
Amazon.com, Inc., 3.60%, 04/13/32...
0.7
Ford Motor Co., 3.25%, 02/12/32...
0.7
AT&T, Inc., 2.25%, 02/01/32...
0.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243159
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Corporate ETF
Trading Symbol	IBDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Corporate ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.90%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Bloomberg December 2033 Maturity Corporate Index returned 7.96%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2033 Maturity Corporate Index
May 23	$10,000	$10,000	$10,000
Jun 23	$10,000	$9,968	$9,997
Jul 23	$10,036	$9,978	$10,033
Aug 23	$9,965	$9,917	$9,962
Sep 23	$9,656	$9,681	$9,654
Oct 23	$9,448	$9,535	$9,443
Nov 23	$10,102	$9,965	$10,098
Dec 23	$10,568	$10,343	$10,576
Jan 24	$10,531	$10,318	$10,527
Feb 24	$10,343	$10,194	$10,340
Mar 24	$10,488	$10,294	$10,494
Apr 24	$10,210	$10,054	$10,208
May 24	$10,415	$10,220	$10,413
Jun 24	$10,496	$10,314	$10,498
Jul 24	$10,781	$10,548	$10,781
Aug 24	$10,945	$10,703	$10,945
Sep 24	$11,133	$10,850	$11,134
Oct 24	$10,845	$10,604	$10,846
Nov 24	$10,998	$10,715	$10,986
Dec 24	$10,788	$10,554	$10,784
Jan 25	$10,844	$10,617	$10,846
Feb 25	$11,074	$10,837	$11,076
Mar 25	$11,075	$10,834	$11,077
Apr 25	$11,111	$10,872	$11,115
May 25	$11,140	$10,817	$11,143
Jun 25	$11,363	$10,986	$11,368
Jul 25	$11,380	$10,970	$11,385
Aug 25	$11,513	$11,102	$11,521
Sep 25	$11,659	$11,219	$11,666
Oct 25	$11,702	$11,293	$11,709

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.90%	6.88%
Bloomberg U.S. Universal Index...
	6.51	5.29
Bloomberg December 2033 Maturity Corporate Index...
	7.96	6.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 910,796,985
Holdings Count | Holding	332
Advisory Fees Paid, Amount	$ 745,117
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$910,796,985
Number of Portfolio Holdings...
332
Net Investment Advisory Fees...
$745,117
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
0.9%
Aa...
5.4
A...
38.3
Baa...
51.1
Ba...
2.0
Not Rated...
0.9
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33...
1.8%
Amgen, Inc., 5.25%, 03/02/33...
1.5
AT&T, Inc., 2.55%, 12/01/33...
1.2
T-Mobile USA, Inc., 5.05%, 07/15/33...
0.9
Intel Corp., 5.20%, 02/10/33...
0.8
Philip Morris International, Inc., 5.38%, 02/15/33...
0.8
BP Capital Markets America, Inc., 4.81%, 02/13/33...
0.8
Enbridge, Inc., 5.70%, 03/08/33...
0.8
Banco Santander SA, 6.92%, 08/08/33...
0.8
Verizon Communications, Inc., 4.50%, 08/10/33...
0.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257912
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Corporate ETF
Trading Symbol	IBCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2035 Term Corporate ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Corporate ETF	$6Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 6	[3]
Expense Ratio, Percent	0.10%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.20%.

  For the same period, the Bloomberg U.S. Universal Index returned 4.66% and the Bloomberg December 2035 Maturity Corporate Index returned 5.94%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to significantly narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period the Corporate Term Funds benefited from tighter corporate credit spreads. Even though spreads widened briefly during the volatility in April, they remained near historic lows. From a sector standpoint, positions in consumer non-cyclical and technology issuers within the industrials sector helped performance, as did holdings in banking issuers within the financials sector.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Bloomberg December 2035 Maturity Corporate Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,056	$10,040	$10,035
Apr 25	$10,067	$10,075	$10,045
May 25	$10,063	$10,024	$10,040
Jun 25	$10,283	$10,180	$10,259
Jul 25	$10,293	$10,166	$10,268
Aug 25	$10,412	$10,288	$10,389
Sep 25	$10,571	$10,397	$10,547
Oct 25	$10,620	$10,466	$10,594

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 127,415,805
Holdings Count | Holding	385
Advisory Fees Paid, Amount	$ 38,963
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$127,415,805
Number of Portfolio Holdings...
385
Net Investment Advisory Fees...
$38,963
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
2.2%
Aa...
6.8
A...
37.2
Baa...
48.7
Ba...
1.9
Not Rated...
1.7
Short-Term and Other Assets...
1.5
SecurityFootnote Reference(a)	Percent of Net Assets
Broadcom, Inc., 3.14%, 11/15/35...
0.9%
Broadcom, Inc., 5.20%, 07/15/35...
0.9
Synopsys, Inc., 5.15%, 04/01/35...
0.8
AbbVie, Inc., 4.50%, 05/14/35...
0.8
AT&T, Inc., 4.50%, 05/15/35...
0.8
Verizon Communications, Inc., 5.25%, 04/02/35...
0.7
Verizon Communications, Inc., 4.78%, 02/15/35...
0.7
Charter Communications Operating LLC, 6.38%, 10/23/35...
0.7
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35...
0.7
Medtronic, Inc., 4.38%, 03/15/35...
0.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204675
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Muni Bond ETF
Trading Symbol	IBMN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 2.77%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Dec 2025 Index returned 3.00%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Dec 2025 Index
Nov 18	$10,172	$10,094	$10,114
Dec 18	$10,331	$10,211	$10,249
Jan 19	$10,492	$10,288	$10,386
Feb 19	$10,563	$10,339	$10,446
Mar 19	$10,662	$10,487	$10,547
Apr 19	$10,675	$10,521	$10,561
May 19	$10,828	$10,661	$10,718
Jun 19	$10,873	$10,705	$10,763
Jul 19	$10,994	$10,788	$10,883
Aug 19	$11,090	$10,938	$10,981
Sep 19	$10,973	$10,863	$10,866
Oct 19	$11,022	$10,878	$10,915
Nov 19	$11,036	$10,895	$10,929
Dec 19	$11,076	$10,929	$10,971
Jan 20	$11,252	$11,105	$11,146
Feb 20	$11,309	$11,233	$11,207
Mar 20	$11,036	$10,903	$10,918
Apr 20	$11,009	$10,783	$10,875
May 20	$11,398	$11,102	$11,251
Jun 20	$11,418	$11,167	$11,279
Jul 20	$11,549	$11,318	$11,413
Aug 20	$11,531	$11,286	$11,404
Sep 20	$11,541	$11,287	$11,414
Oct 20	$11,521	$11,268	$11,401
Nov 20	$11,583	$11,404	$11,460
Dec 20	$11,601	$11,461	$11,490
Jan 21	$11,626	$11,514	$11,520
Feb 21	$11,485	$11,353	$11,389
Mar 21	$11,522	$11,414	$11,427
Apr 21	$11,575	$11,502	$11,483
May 21	$11,566	$11,542	$11,485
Jun 21	$11,572	$11,567	$11,491
Jul 21	$11,633	$11,645	$11,556
Aug 21	$11,623	$11,613	$11,546
Sep 21	$11,567	$11,535	$11,495
Oct 21	$11,548	$11,526	$11,480
Nov 21	$11,562	$11,606	$11,494
Dec 21	$11,562	$11,621	$11,497
Jan 22	$11,313	$11,345	$11,252
Feb 22	$11,273	$11,289	$11,208
Mar 22	$11,064	$10,988	$11,005
Apr 22	$10,922	$10,698	$10,866
May 22	$11,068	$10,854	$11,010
Jun 22	$11,052	$10,677	$10,994
Jul 22	$11,200	$10,941	$11,142
Aug 22	$11,019	$10,689	$10,966
Sep 22	$10,817	$10,323	$10,766
Oct 22	$10,820	$10,258	$10,771
Nov 22	$11,027	$10,725	$10,976
Dec 22	$11,047	$10,730	$10,998
Jan 23	$11,176	$11,021	$11,127
Feb 23	$10,998	$10,768	$10,951
Mar 23	$11,165	$10,999	$11,121
Apr 23	$11,106	$10,979	$11,068
May 23	$11,054	$10,893	$11,019
Jun 23	$11,107	$10,983	$11,072
Jul 23	$11,122	$11,010	$11,091
Aug 23	$11,119	$10,887	$11,091
Sep 23	$11,054	$10,600	$11,028
Oct 23	$11,081	$10,488	$11,055
Nov 23	$11,250	$11,100	$11,224
Dec 23	$11,323	$11,355	$11,300
Jan 24	$11,324	$11,330	$11,303
Feb 24	$11,330	$11,331	$11,309
Mar 24	$11,322	$11,322	$11,309
Apr 24	$11,325	$11,201	$11,310
May 24	$11,351	$11,165	$11,341
Jun 24	$11,404	$11,339	$11,397
Jul 24	$11,469	$11,435	$11,463
Aug 24	$11,521	$11,528	$11,517
Sep 24	$11,537	$11,640	$11,534
Oct 24	$11,534	$11,487	$11,536
Nov 24	$11,573	$11,661	$11,577
Dec 24	$11,595	$11,529	$11,602
Jan 25	$11,635	$11,567	$11,643
Feb 25	$11,661	$11,680	$11,668
Mar 25	$11,682	$11,496	$11,695
Apr 25	$11,695	$11,439	$11,715
May 25	$11,729	$11,429	$11,750
Jun 25	$11,757	$11,513	$11,776
Jul 25	$11,785	$11,493	$11,805
Aug 25	$11,806	$11,591	$11,829
Sep 25	$11,830	$11,845	$11,855
Oct 25	$11,854	$11,973	$11,882

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.77%	0.57%	2.47%
S&P Municipal Bond Index...
	4.23	1.22	2.62
S&P AMT-Free Municipal Series Dec 2025 Index...
	3.00	0.83	2.51

Performance Inception Date	Nov. 13, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 383,168,334
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 810,839
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$383,168,334
Number of Portfolio Holdings...
301
Net Investment Advisory Fees...
$810,839
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
19.6%
AA+...
43.7
AA...
8.3
AA-...
3.6
A+...
9.1
A...
1.4
A-...
1.2
Not Rated...
12.7
Short-Term and Other Assets...
0.4
StateFootnote Reference(a)	Percent of Net Assets
New York...
26.0%
Washington...
12.1
Ohio...
6.9
Texas...
6.4
Massachusetts...
5.8
California...
5.5
Pennsylvania...
5.4
Colorado...
4.9
Michigan...
4.1
Rhode Island...
3.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000204676
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Muni Bond ETF
Trading Symbol	IBMO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 2.92%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index returned 3.17%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index
Apr 19	$10,052	$10,044	$10,041
May 19	$10,228	$10,178	$10,208
Jun 19	$10,273	$10,220	$10,251
Jul 19	$10,373	$10,300	$10,352
Aug 19	$10,535	$10,443	$10,506
Sep 19	$10,414	$10,370	$10,391
Oct 19	$10,428	$10,386	$10,407
Nov 19	$10,443	$10,402	$10,421
Dec 19	$10,478	$10,434	$10,461
Jan 20	$10,684	$10,602	$10,662
Feb 20	$10,780	$10,725	$10,760
Mar 20	$10,459	$10,409	$10,420
Apr 20	$10,414	$10,294	$10,351
May 20	$10,787	$10,599	$10,717
Jun 20	$10,810	$10,661	$10,755
Jul 20	$10,959	$10,806	$10,914
Aug 20	$10,940	$10,775	$10,901
Sep 20	$10,953	$10,776	$10,912
Oct 20	$10,928	$10,758	$10,891
Nov 20	$11,017	$10,887	$10,989
Dec 20	$11,051	$10,942	$11,032
Jan 21	$11,079	$10,993	$11,073
Feb 21	$10,914	$10,839	$10,913
Mar 21	$10,954	$10,897	$10,961
Apr 21	$11,017	$10,981	$11,026
May 21	$11,015	$11,019	$11,036
Jun 21	$11,024	$11,043	$11,046
Jul 21	$11,099	$11,118	$11,123
Aug 21	$11,079	$11,087	$11,107
Sep 21	$11,011	$11,013	$11,039
Oct 21	$10,987	$11,004	$11,021
Nov 21	$11,017	$11,080	$11,052
Dec 21	$11,029	$11,094	$11,062
Jan 22	$10,749	$10,831	$10,786
Feb 22	$10,707	$10,778	$10,742
Mar 22	$10,471	$10,490	$10,510
Apr 22	$10,294	$10,214	$10,330
May 22	$10,450	$10,363	$10,479
Jun 22	$10,413	$10,194	$10,437
Jul 22	$10,603	$10,446	$10,628
Aug 22	$10,410	$10,205	$10,441
Sep 22	$10,161	$9,855	$10,187
Oct 22	$10,158	$9,793	$10,179
Nov 22	$10,403	$10,240	$10,428
Dec 22	$10,440	$10,244	$10,464
Jan 23	$10,610	$10,522	$10,636
Feb 23	$10,402	$10,280	$10,429
Mar 23	$10,595	$10,501	$10,624
Apr 23	$10,522	$10,482	$10,560
May 23	$10,446	$10,400	$10,484
Jun 23	$10,500	$10,486	$10,540
Jul 23	$10,515	$10,511	$10,558
Aug 23	$10,493	$10,394	$10,537
Sep 23	$10,383	$10,120	$10,427
Oct 23	$10,395	$10,013	$10,437
Nov 23	$10,646	$10,597	$10,689
Dec 23	$10,744	$10,841	$10,790
Jan 24	$10,731	$10,817	$10,778
Feb 24	$10,735	$10,818	$10,783
Mar 24	$10,711	$10,809	$10,769
Apr 24	$10,682	$10,694	$10,739
May 24	$10,685	$10,660	$10,745
Jun 24	$10,755	$10,826	$10,821
Jul 24	$10,837	$10,917	$10,907
Aug 24	$10,923	$11,006	$10,996
Sep 24	$10,963	$11,113	$11,038
Oct 24	$10,918	$10,966	$10,998
Nov 24	$10,960	$11,133	$11,043
Dec 24	$10,956	$11,007	$11,041
Jan 25	$11,009	$11,043	$11,097
Feb 25	$11,048	$11,151	$11,135
Mar 25	$11,057	$10,975	$11,151
Apr 25	$11,054	$10,921	$11,148
May 25	$11,094	$10,912	$11,191
Jun 25	$11,138	$10,991	$11,236
Jul 25	$11,182	$10,972	$11,284
Aug 25	$11,216	$11,066	$11,322
Sep 25	$11,228	$11,309	$11,334
Oct 25	$11,237	$11,430	$11,348

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	2.92%	0.56%	1.79%
S&P Municipal Bond Index...
	4.23	1.22	2.05
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2026 Index...
	3.17	0.83	1.94

Performance Inception Date	Apr. 02, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 508,724,148
Holdings Count | Holding	1,399
Advisory Fees Paid, Amount	$ 921,112
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$508,724,148
Number of Portfolio Holdings...
1,399
Net Investment Advisory Fees...
$921,112
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
27.9%
AA+...
18.2
AA...
16.0
AA-...
12.7
A+...
5.6
A...
4.1
A-...
2.5
BBB+...
0.0Footnote Reference(a)
Not Rated...
11.6
Short-Term and Other Assets...
1.4
StateFootnote Reference(b)	Percent of Net Assets
Texas...
11.1%
California...
10.4
New York...
7.5
Florida...
4.5
Washington...
4.3
Illinois...
4.3
Pennsylvania...
3.9
Virginia...
3.6
Maryland...
3.4
Connecticut...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

C000210857
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Muni Bond ETF
Trading Symbol	IBMP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.01%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index returned 3.23%

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index
Apr 19	$10,076	$10,051	$10,062
May 19	$10,264	$10,185	$10,255
Jun 19	$10,294	$10,228	$10,297
Jul 19	$10,394	$10,307	$10,396
Aug 19	$10,589	$10,450	$10,586
Sep 19	$10,460	$10,378	$10,460
Oct 19	$10,463	$10,393	$10,465
Nov 19	$10,475	$10,410	$10,477
Dec 19	$10,515	$10,442	$10,522
Jan 20	$10,742	$10,609	$10,747
Feb 20	$10,867	$10,732	$10,879
Mar 20	$10,522	$10,417	$10,496
Apr 20	$10,438	$10,302	$10,394
May 20	$10,856	$10,607	$10,799
Jun 20	$10,889	$10,669	$10,844
Jul 20	$11,066	$10,814	$11,029
Aug 20	$11,019	$10,783	$10,992
Sep 20	$11,021	$10,784	$10,989
Oct 20	$10,987	$10,765	$10,958
Nov 20	$11,118	$10,895	$11,091
Dec 20	$11,156	$10,950	$11,148
Jan 21	$11,189	$11,001	$11,198
Feb 21	$10,976	$10,847	$10,994
Mar 21	$11,022	$10,905	$11,050
Apr 21	$11,096	$10,989	$11,129
May 21	$11,105	$11,027	$11,150
Jun 21	$11,121	$11,051	$11,165
Jul 21	$11,212	$11,126	$11,258
Aug 21	$11,183	$11,095	$11,231
Sep 21	$11,095	$11,021	$11,144
Oct 21	$11,065	$11,012	$11,117
Nov 21	$11,118	$11,088	$11,173
Dec 21	$11,132	$11,103	$11,185
Jan 22	$10,815	$10,839	$10,868
Feb 22	$10,773	$10,786	$10,824
Mar 22	$10,491	$10,498	$10,543
Apr 22	$10,275	$10,221	$10,320
May 22	$10,460	$10,370	$10,484
Jun 22	$10,402	$10,201	$10,420
Jul 22	$10,642	$10,453	$10,659
Aug 22	$10,428	$10,213	$10,451
Sep 22	$10,123	$9,862	$10,138
Oct 22	$10,113	$9,801	$10,117
Nov 22	$10,416	$10,247	$10,428
Dec 22	$10,464	$10,252	$10,470
Jan 23	$10,682	$10,530	$10,690
Feb 23	$10,447	$10,288	$10,458
Mar 23	$10,662	$10,509	$10,674
Apr 23	$10,595	$10,489	$10,617
May 23	$10,487	$10,407	$10,511
Jun 23	$10,548	$10,493	$10,575
Jul 23	$10,562	$10,519	$10,592
Aug 23	$10,515	$10,402	$10,545
Sep 23	$10,360	$10,127	$10,383
Oct 23	$10,350	$10,021	$10,371
Nov 23	$10,688	$10,605	$10,712
Dec 23	$10,822	$10,849	$10,848
Jan 24	$10,789	$10,825	$10,818
Feb 24	$10,797	$10,826	$10,826
Mar 24	$10,760	$10,817	$10,800
Apr 24	$10,703	$10,702	$10,740
May 24	$10,668	$10,667	$10,706
Jun 24	$10,757	$10,834	$10,802
Jul 24	$10,855	$10,925	$10,902
Aug 24	$10,968	$11,014	$11,017
Sep 24	$11,029	$11,121	$11,080
Oct 24	$10,958	$10,975	$11,014
Nov 24	$11,007	$11,141	$11,065
Dec 24	$10,975	$11,015	$11,032
Jan 25	$11,032	$11,051	$11,093
Feb 25	$11,085	$11,159	$11,145
Mar 25	$11,074	$10,983	$11,142
Apr 25	$11,054	$10,929	$11,121
May 25	$11,116	$10,920	$11,187
Jun 25	$11,181	$10,999	$11,253
Jul 25	$11,238	$10,980	$11,312
Aug 25	$11,287	$11,074	$11,364
Sep 25	$11,297	$11,317	$11,376
Oct 25	$11,288	$11,439	$11,370

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.01%	0.54%	1.86%
S&P Municipal Bond Index...
	4.23	1.22	2.07
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2027 Index...
	3.23	0.74	1.98

Performance Inception Date	Apr. 09, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 568,259,441
Holdings Count | Holding	1,551
Advisory Fees Paid, Amount	$ 949,749
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$568,259,441
Number of Portfolio Holdings...
1,551
Net Investment Advisory Fees...
$949,749
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.4%
AA+...
20.2
AA...
15.0
AA-...
13.2
A+...
5.7
A...
4.4
A-...
2.8
BBB+...
0.0Footnote Reference(a)
Not Rated...
12.0
Short-Term and Other Assets...
1.3
StateFootnote Reference(b)	Percent of Net Assets
Texas...
12.0%
California...
11.9
New York...
8.8
Illinois...
4.9
Florida...
4.7
Washington...
4.5
Pennsylvania...
3.2
Maryland...
2.7
New Jersey...
2.7
Ohio...
2.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Rounds to less than 0.1%.
Footnote(b)	Excludes money market funds.

C000210858
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Muni Bond ETF
Trading Symbol	IBMQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.36%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index returned 3.53%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index
Apr 19	$10,076	$10,048	$10,066
May 19	$10,272	$10,181	$10,276
Jun 19	$10,322	$10,224	$10,321
Jul 19	$10,434	$10,303	$10,428
Aug 19	$10,649	$10,446	$10,643
Sep 19	$10,525	$10,374	$10,511
Oct 19	$10,515	$10,389	$10,505
Nov 19	$10,519	$10,406	$10,510
Dec 19	$10,564	$10,438	$10,556
Jan 20	$10,811	$10,605	$10,803
Feb 20	$10,961	$10,728	$10,959
Mar 20	$10,601	$10,413	$10,538
Apr 20	$10,501	$10,298	$10,397
May 20	$10,964	$10,603	$10,845
Jun 20	$10,997	$10,665	$10,901
Jul 20	$11,191	$10,809	$11,103
Aug 20	$11,117	$10,778	$11,043
Sep 20	$11,102	$10,779	$11,030
Oct 20	$11,069	$10,761	$10,997
Nov 20	$11,226	$10,891	$11,157
Dec 20	$11,281	$10,946	$11,228
Jan 21	$11,322	$10,997	$11,281
Feb 21	$11,066	$10,843	$11,040
Mar 21	$11,125	$10,901	$11,103
Apr 21	$11,213	$10,985	$11,197
May 21	$11,228	$11,023	$11,222
Jun 21	$11,245	$11,047	$11,242
Jul 21	$11,350	$11,122	$11,351
Aug 21	$11,310	$11,090	$11,315
Sep 21	$11,204	$11,017	$11,211
Oct 21	$11,169	$11,008	$11,177
Nov 21	$11,240	$11,084	$11,251
Dec 21	$11,255	$11,098	$11,267
Jan 22	$10,907	$10,835	$10,916
Feb 22	$10,869	$10,782	$10,873
Mar 22	$10,538	$10,494	$10,545
Apr 22	$10,273	$10,217	$10,274
May 22	$10,462	$10,366	$10,450
Jun 22	$10,375	$10,197	$10,360
Jul 22	$10,650	$10,449	$10,640
Aug 22	$10,439	$10,209	$10,425
Sep 22	$10,096	$9,859	$10,066
Oct 22	$10,072	$9,797	$10,035
Nov 22	$10,431	$10,243	$10,402
Dec 22	$10,493	$10,248	$10,456
Jan 23	$10,753	$10,525	$10,719
Feb 23	$10,500	$10,284	$10,466
Mar 23	$10,726	$10,505	$10,696
Apr 23	$10,670	$10,485	$10,645
May 23	$10,537	$10,403	$10,514
Jun 23	$10,605	$10,489	$10,585
Jul 23	$10,618	$10,515	$10,602
Aug 23	$10,545	$10,398	$10,529
Sep 23	$10,343	$10,123	$10,320
Oct 23	$10,317	$10,017	$10,285
Nov 23	$10,734	$10,600	$10,707
Dec 23	$10,910	$10,845	$10,885
Jan 24	$10,861	$10,821	$10,842
Feb 24	$10,869	$10,822	$10,849
Mar 24	$10,830	$10,813	$10,821
Apr 24	$10,742	$10,697	$10,733
May 24	$10,667	$10,663	$10,659
Jun 24	$10,773	$10,829	$10,772
Jul 24	$10,881	$10,921	$10,880
Aug 24	$11,018	$11,009	$11,020
Sep 24	$11,092	$11,117	$11,096
Oct 24	$10,989	$10,970	$10,997
Nov 24	$11,053	$11,136	$11,065
Dec 24	$10,991	$11,011	$11,005
Jan 25	$11,054	$11,047	$11,069
Feb 25	$11,123	$11,155	$11,136
Mar 25	$11,086	$10,979	$11,107
Apr 25	$11,052	$10,925	$11,071
May 25	$11,130	$10,916	$11,154
Jun 25	$11,215	$10,995	$11,239
Jul 25	$11,290	$10,976	$11,316
Aug 25	$11,356	$11,069	$11,386
Sep 25	$11,373	$11,313	$11,400
Oct 25	$11,358	$11,434	$11,385

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	3.36%	0.52%	1.96%
S&P Municipal Bond Index...
	4.23	1.22	2.07
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2028 Index...
	3.53	0.70	2.00

Performance Inception Date	Apr. 16, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 521,556,455
Holdings Count | Holding	1,724
Advisory Fees Paid, Amount	$ 793,239
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$521,556,455
Number of Portfolio Holdings...
1,724
Net Investment Advisory Fees...
$793,239
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.5%
AA+...
16.5
AA...
15.9
AA-...
14.1
A+...
6.4
A...
5.5
A-...
2.6
BBB+...
0.1
BBB...
0.1
Not Rated...
12.0
Short-Term and Other Assets...
1.3
StateFootnote Reference(a)	Percent of Net Assets
Texas...
12.6%
California...
9.9
New York...
9.2
Illinois...
4.5
Washington...
4.2
Florida...
4.0
Pennsylvania...
3.6
Maryland...
2.9
New Jersey...
2.8
Virginia...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000242692
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Muni Bond ETF
Trading Symbol	IBMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Muni Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.90%.

  For the same period, the S&P Municipal Bond Index returned 4.23% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index returned 3.97%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index
Apr 23	$10,000	$10,000	$10,000
May 23	$9,831	$9,887	$9,822
Jun 23	$9,917	$9,968	$9,894
Jul 23	$9,955	$9,993	$9,910
Aug 23	$9,844	$9,881	$9,806
Sep 23	$9,590	$9,620	$9,559
Oct 23	$9,555	$9,519	$9,507
Nov 23	$10,094	$10,074	$9,976
Dec 23	$10,345	$10,306	$10,191
Jan 24	$10,298	$10,283	$10,148
Feb 24	$10,297	$10,284	$10,145
Mar 24	$10,260	$10,276	$10,116
Apr 24	$10,148	$10,166	$10,003
May 24	$10,042	$10,134	$9,899
Jun 24	$10,164	$10,292	$10,025
Jul 24	$10,263	$10,379	$10,125
Aug 24	$10,410	$10,463	$10,269
Sep 24	$10,491	$10,565	$10,352
Oct 24	$10,356	$10,425	$10,219
Nov 24	$10,438	$10,583	$10,305
Dec 24	$10,359	$10,464	$10,226
Jan 25	$10,423	$10,498	$10,286
Feb 25	$10,504	$10,601	$10,363
Mar 25	$10,433	$10,434	$10,298
Apr 25	$10,401	$10,382	$10,263
May 25	$10,483	$10,374	$10,348
Jun 25	$10,580	$10,449	$10,444
Jul 25	$10,663	$10,431	$10,531
Aug 25	$10,739	$10,520	$10,608
Sep 25	$10,774	$10,751	$10,639
Oct 25	$10,760	$10,866	$10,625

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	3.90%	3.00%
S&P Municipal Bond Index...
	4.23	3.41
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2029 Index...
	3.97	2.48

Performance Inception Date	May 09, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 308,454,963
Holdings Count | Holding	1,278
Advisory Fees Paid, Amount	$ 411,119
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$308,454,963
Number of Portfolio Holdings...
1,278
Net Investment Advisory Fees...
$411,119
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
25.6%
AA+...
16.1
AA...
18.9
AA-...
13.4
A+...
5.2
A...
4.4
A-...
2.0
BBB+...
0.1
BBB...
0.1
Not Rated...
13.1
Short-Term and Other Assets...
1.1
StateFootnote Reference(a)	Percent of Net Assets
California...
13.3%
Texas...
13.0
New York...
8.4
Illinois...
5.2
Washington...
4.5
Florida...
4.2
Pennsylvania...
3.2
Maryland...
3.2
Ohio...
2.8
North Carolina...
2.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257913
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Muni Bond ETF
Trading Symbol	IBMT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Muni Bond ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Muni Bond ETF	$11Footnote Reference(a)	0.18%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 11	[5]
Expense Ratio, Percent	0.18%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.79%.

  For the same period, the S&P Municipal Bond Index returned 3.89% and the S&P AMT-Free Municipal Series Callable-Adjusted Dec 2031 Index returned 4.54%.

What contributed to performance?

Municipal bond performance during the reporting period was driven by heavy new issuance and early-period volatility. Volatility stabilized after passage of the One Big Beautiful Bill, which reaffirmed the tax-exempt status of municipals and helped ease market concerns. Mixed economic signals also influenced municipal bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

During the reporting period, municipal investment grade bonds, particularly those rated Aa, contributed the most to the return of both earlier maturity and later maturity Term Funds. Intermediate maturities in the seven-to-ten-year range contributed the most to earlier maturity Term Funds, while later-dated Term Funds were supported by issues over ten years.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Municipal Bond Index	S&P AMT-Free Municipal Series Callable-Adjusted 2031 Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$9,994	$9,976	$9,987
Apr 25	$9,972	$9,927	$9,956
May 25	$10,060	$9,918	$10,038
Jun 25	$10,175	$9,990	$10,146
Jul 25	$10,216	$9,973	$10,193
Aug 25	$10,310	$10,058	$10,287
Sep 25	$10,439	$10,279	$10,412
Oct 25	$10,479	$10,389	$10,454

Performance Inception Date	Mar. 25, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 32,362,993
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 13,834
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$32,362,993
Number of Portfolio Holdings...
508
Net Investment Advisory Fees...
$13,834
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Net Assets
AAA...
22.5%
AA+...
18.8
AA...
20.5
AA-...
13.8
A+...
5.4
A...
3.9
A-...
2.1
Not Rated...
11.7
Short-Term and Other Assets...
1.3
StateFootnote Reference(a)	Percent of Net Assets
Texas...
13.0%
New York...
11.8
California...
9.0
Illinois...
5.4
Washington...
5.0
Florida...
4.4
North Carolina...
3.2
Ohio...
3.0
Pennsylvania...
2.9
Virginia...
2.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217186
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2025 Term Treasury ETF
Trading Symbol	IBTF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2025 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.33%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2025 Maturity US Treasury Index (Spliced) returned 4.26%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2025 Maturity US Treasury Index (Spliced)
Feb 20	$10,112	$10,071	$10,116
Mar 20	$10,387	$9,999	$10,391
Apr 20	$10,412	$10,174	$10,415
May 20	$10,437	$10,226	$10,442
Jun 20	$10,459	$10,295	$10,462
Jul 20	$10,497	$10,453	$10,500
Aug 20	$10,479	$10,367	$10,483
Sep 20	$10,481	$10,366	$10,486
Oct 20	$10,439	$10,315	$10,444
Nov 20	$10,453	$10,416	$10,459
Dec 20	$10,464	$10,427	$10,471
Jan 21	$10,448	$10,346	$10,448
Feb 21	$10,345	$10,161	$10,330
Mar 21	$10,289	$10,054	$10,297
Apr 21	$10,329	$10,140	$10,339
May 21	$10,354	$10,171	$10,366
Jun 21	$10,322	$10,257	$10,331
Jul 21	$10,391	$10,367	$10,401
Aug 21	$10,375	$10,353	$10,384
Sep 21	$10,324	$10,254	$10,334
Oct 21	$10,248	$10,256	$10,257
Nov 21	$10,249	$10,297	$10,258
Dec 21	$10,220	$10,263	$10,230
Jan 22	$10,103	$10,048	$10,112
Feb 22	$10,041	$9,920	$10,050
Mar 22	$9,794	$9,642	$9,802
Apr 22	$9,700	$9,288	$9,709
May 22	$9,774	$9,328	$9,781
Jun 22	$9,712	$9,203	$9,720
Jul 22	$9,789	$9,416	$9,797
Aug 22	$9,642	$9,160	$9,652
Sep 22	$9,477	$8,756	$9,487
Oct 22	$9,465	$8,637	$9,475
Nov 22	$9,566	$8,950	$9,576
Dec 22	$9,563	$8,912	$9,582
Jan 23	$9,664	$9,180	$9,675
Feb 23	$9,555	$8,950	$9,567
Mar 23	$9,734	$9,177	$9,747
Apr 23	$9,764	$9,235	$9,776
May 23	$9,723	$9,135	$9,735
Jun 23	$9,663	$9,102	$9,675
Jul 23	$9,695	$9,094	$9,707
Aug 23	$9,735	$9,037	$9,747
Sep 23	$9,738	$8,813	$9,751
Oct 23	$9,776	$8,676	$9,790
Nov 23	$9,862	$9,057	$9,875
Dec 23	$9,957	$9,393	$9,971
Jan 24	$9,998	$9,381	$10,013
Feb 24	$9,979	$9,253	$9,994
Mar 24	$10,012	$9,331	$10,028
Apr 24	$10,019	$9,106	$10,035
May 24	$10,072	$9,260	$10,089
Jun 24	$10,115	$9,349	$10,132
Jul 24	$10,189	$9,565	$10,208
Aug 24	$10,255	$9,702	$10,273
Sep 24	$10,319	$9,832	$10,338
Oct 24	$10,334	$9,591	$10,353
Nov 24	$10,369	$9,688	$10,388
Dec 24	$10,415	$9,531	$10,435
Jan 25	$10,451	$9,586	$10,471
Feb 25	$10,487	$9,793	$10,506
Mar 25	$10,524	$9,797	$10,543
Apr 25	$10,560	$9,833	$10,579
May 25	$10,593	$9,763	$10,611
Jun 25	$10,630	$9,912	$10,648
Jul 25	$10,667	$9,891	$10,685
Aug 25	$10,706	$10,007	$10,722
Sep 25	$10,745	$10,115	$10,759
Oct 25	$10,781	$10,180	$10,794

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.33%	0.65%	1.33%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2025 Maturity US Treasury Index (Spliced)...
	4.26	0.66	1.36

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,754,615,287
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,345,952
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,754,615,287
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$1,345,952
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.2%
Short-Term and Other Assets...
1.8
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 2.25%, 11/15/25...
22.5%
U.S. Treasury Notes, 4.88%, 11/30/25...
18.5
U.S. Treasury Notes, 0.38%, 11/30/25...
18.4
U.S. Treasury Notes, 4.00%, 12/15/25...
15.5
U.S. Treasury Notes, 4.50%, 11/15/25...
15.5
U.S. Treasury Notes, 2.88%, 11/30/25...
7.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217187
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2026 Term Treasury ETF
Trading Symbol	IBTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2026 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.46%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2026 Maturity US Treasury Index (Spliced) returned 4.52%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Treasury Index (Spliced)
Feb 20	$10,132	$10,071	$10,131
Mar 20	$10,444	$9,999	$10,443
Apr 20	$10,472	$10,174	$10,475
May 20	$10,501	$10,226	$10,503
Jun 20	$10,518	$10,295	$10,521
Jul 20	$10,576	$10,453	$10,579
Aug 20	$10,546	$10,367	$10,551
Sep 20	$10,560	$10,366	$10,563
Oct 20	$10,490	$10,315	$10,495
Nov 20	$10,516	$10,416	$10,518
Dec 20	$10,528	$10,427	$10,532
Jan 21	$10,488	$10,346	$10,485
Feb 21	$10,337	$10,161	$10,313
Mar 21	$10,241	$10,054	$10,247
Apr 21	$10,299	$10,140	$10,307
May 21	$10,336	$10,171	$10,342
Jun 21	$10,322	$10,257	$10,324
Jul 21	$10,416	$10,367	$10,423
Aug 21	$10,393	$10,353	$10,398
Sep 21	$10,310	$10,254	$10,315
Oct 21	$10,222	$10,256	$10,227
Nov 21	$10,248	$10,297	$10,251
Dec 21	$10,208	$10,263	$10,211
Jan 22	$10,066	$10,048	$10,072
Feb 22	$10,009	$9,920	$10,014
Mar 22	$9,717	$9,642	$9,719
Apr 22	$9,566	$9,288	$9,568
May 22	$9,643	$9,328	$9,644
Jun 22	$9,573	$9,203	$9,577
Jul 22	$9,704	$9,416	$9,708
Aug 22	$9,486	$9,160	$9,490
Sep 22	$9,260	$8,756	$9,266
Oct 22	$9,230	$8,637	$9,236
Nov 22	$9,387	$8,950	$9,393
Dec 22	$9,368	$8,912	$9,386
Jan 23	$9,516	$9,180	$9,522
Feb 23	$9,355	$8,950	$9,361
Mar 23	$9,574	$9,177	$9,580
Apr 23	$9,628	$9,235	$9,634
May 23	$9,567	$9,135	$9,573
Jun 23	$9,474	$9,102	$9,481
Jul 23	$9,499	$9,094	$9,507
Aug 23	$9,524	$9,037	$9,532
Sep 23	$9,490	$8,813	$9,498
Oct 23	$9,508	$8,676	$9,517
Nov 23	$9,641	$9,057	$9,650
Dec 23	$9,772	$9,393	$9,782
Jan 24	$9,808	$9,381	$9,819
Feb 24	$9,744	$9,253	$9,756
Mar 24	$9,771	$9,331	$9,783
Apr 24	$9,724	$9,106	$9,737
May 24	$9,796	$9,260	$9,808
Jun 24	$9,852	$9,349	$9,866
Jul 24	$9,968	$9,565	$9,982
Aug 24	$10,058	$9,702	$10,072
Sep 24	$10,138	$9,832	$10,153
Oct 24	$10,090	$9,591	$10,105
Nov 24	$10,117	$9,688	$10,132
Dec 24	$10,151	$9,531	$10,168
Jan 25	$10,192	$9,586	$10,209
Feb 25	$10,246	$9,793	$10,263
Mar 25	$10,287	$9,797	$10,305
Apr 25	$10,342	$9,833	$10,360
May 25	$10,342	$9,763	$10,361
Jun 25	$10,388	$9,912	$10,408
Jul 25	$10,405	$9,891	$10,425
Aug 25	$10,464	$10,007	$10,484
Sep 25	$10,507	$10,115	$10,528
Oct 25	$10,540	$10,180	$10,562

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.46%	0.10%	0.93%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2026 Maturity US Treasury Index (Spliced)...
	4.52	0.13	0.97

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 2,125,398,528
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,271,881
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,125,398,528
Number of Portfolio Holdings...
50
Net Investment Advisory Fees...
$1,271,881
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
1.3%
Aa...
97.7
Short-Term and Other Assets...
1.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.50%, 03/31/26...
3.3%
0.75%, 04/30/26...
3.1
0.75%, 08/31/26...
3.0
0.38%, 01/31/26...
3.0
0.75%, 03/31/26...
2.9
1.50%, 08/15/26...
2.9
0.88%, 06/30/26...
2.9
0.75%, 05/31/26...
2.9
1.25%, 11/30/26...
2.9
1.13%, 10/31/26...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217188
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2027 Term Treasury ETF
Trading Symbol	IBTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2027 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.94%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2027 Maturity US Treasury Index (Spliced) returned 4.99%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Treasury Index (Spliced)
Feb 20	$10,148	$10,071	$10,145
Mar 20	$10,487	$9,999	$10,490
Apr 20	$10,524	$10,174	$10,525
May 20	$10,545	$10,226	$10,545
Jun 20	$10,554	$10,295	$10,556
Jul 20	$10,623	$10,453	$10,628
Aug 20	$10,573	$10,367	$10,579
Sep 20	$10,590	$10,366	$10,600
Oct 20	$10,492	$10,315	$10,501
Nov 20	$10,517	$10,416	$10,528
Dec 20	$10,520	$10,427	$10,530
Jan 21	$10,456	$10,346	$10,458
Feb 21	$10,248	$10,161	$10,224
Mar 21	$10,096	$10,054	$10,111
Apr 21	$10,178	$10,140	$10,192
May 21	$10,222	$10,171	$10,238
Jun 21	$10,244	$10,257	$10,258
Jul 21	$10,385	$10,367	$10,398
Aug 21	$10,352	$10,353	$10,367
Sep 21	$10,234	$10,254	$10,250
Oct 21	$10,144	$10,256	$10,161
Nov 21	$10,200	$10,297	$10,216
Dec 21	$10,155	$10,263	$10,174
Jan 22	$9,994	$10,048	$10,011
Feb 22	$9,949	$9,920	$9,963
Mar 22	$9,623	$9,642	$9,635
Apr 22	$9,413	$9,288	$9,426
May 22	$9,483	$9,328	$9,497
Jun 22	$9,406	$9,203	$9,420
Jul 22	$9,579	$9,416	$9,594
Aug 22	$9,329	$9,160	$9,341
Sep 22	$9,054	$8,756	$9,067
Oct 22	$9,010	$8,637	$9,023
Nov 22	$9,203	$8,950	$9,215
Dec 22	$9,161	$8,912	$9,187
Jan 23	$9,343	$9,180	$9,356
Feb 23	$9,141	$8,950	$9,154
Mar 23	$9,390	$9,177	$9,403
Apr 23	$9,455	$9,235	$9,469
May 23	$9,372	$9,135	$9,386
Jun 23	$9,261	$9,102	$9,275
Jul 23	$9,282	$9,094	$9,297
Aug 23	$9,291	$9,037	$9,305
Sep 23	$9,218	$8,813	$9,233
Oct 23	$9,202	$8,676	$9,217
Nov 23	$9,389	$9,057	$9,405
Dec 23	$9,562	$9,393	$9,579
Jan 24	$9,594	$9,381	$9,612
Feb 24	$9,496	$9,253	$9,514
Mar 24	$9,526	$9,331	$9,545
Apr 24	$9,432	$9,106	$9,450
May 24	$9,525	$9,260	$9,544
Jun 24	$9,593	$9,349	$9,613
Jul 24	$9,748	$9,565	$9,768
Aug 24	$9,850	$9,702	$9,871
Sep 24	$9,938	$9,832	$9,960
Oct 24	$9,831	$9,591	$9,853
Nov 24	$9,863	$9,688	$9,885
Dec 24	$9,867	$9,531	$9,889
Jan 25	$9,914	$9,586	$9,936
Feb 25	$9,998	$9,793	$10,021
Mar 25	$10,048	$9,797	$10,072
Apr 25	$10,140	$9,833	$10,164
May 25	$10,110	$9,763	$10,134
Jun 25	$10,173	$9,912	$10,198
Jul 25	$10,165	$9,891	$10,191
Aug 25	$10,250	$10,007	$10,276
Sep 25	$10,284	$10,115	$10,310
Oct 25	$10,317	$10,180	$10,344

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.94%	(0.33)%	0.55%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2027 Maturity US Treasury Index (Spliced)...
	4.99	(0.30)	0.60

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,727,260,409
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 1,031,014
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,727,260,409
Number of Portfolio Holdings...
51
Net Investment Advisory Fees...
$1,031,014
Portfolio Turnover Rate...
59%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.9%
Short-Term and Other Assets...
1.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.50%, 01/31/27...
3.0%
4.13%, 02/28/27...
2.8
3.88%, 07/31/27...
2.8
4.13%, 01/31/27...
2.8
3.75%, 06/30/27...
2.8
3.50%, 10/31/27...
2.8
3.63%, 08/31/27...
2.8
3.50%, 09/30/27...
2.8
3.88%, 05/31/27...
2.7
3.88%, 03/31/27...
2.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217189
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2028 Term Treasury ETF
Trading Symbol	IBTI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2028 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.57%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2028 Maturity US Treasury Index (Spliced) returned 5.62%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Treasury Index (Spliced)
Feb 20	$10,159	$10,071	$10,159
Mar 20	$10,517	$9,999	$10,518
Apr 20	$10,570	$10,174	$10,570
May 20	$10,584	$10,226	$10,586
Jun 20	$10,593	$10,295	$10,593
Jul 20	$10,674	$10,453	$10,676
Aug 20	$10,597	$10,367	$10,603
Sep 20	$10,623	$10,366	$10,629
Oct 20	$10,501	$10,315	$10,509
Nov 20	$10,531	$10,416	$10,539
Dec 20	$10,515	$10,427	$10,524
Jan 21	$10,435	$10,346	$10,435
Feb 21	$10,210	$10,161	$10,181
Mar 21	$10,031	$10,054	$10,043
Apr 21	$10,117	$10,140	$10,127
May 21	$10,153	$10,171	$10,171
Jun 21	$10,208	$10,257	$10,218
Jul 21	$10,364	$10,367	$10,379
Aug 21	$10,332	$10,353	$10,344
Sep 21	$10,199	$10,254	$10,211
Oct 21	$10,111	$10,256	$10,123
Nov 21	$10,185	$10,297	$10,196
Dec 21	$10,149	$10,263	$10,159
Jan 22	$9,967	$10,048	$9,976
Feb 22	$9,927	$9,920	$9,938
Mar 22	$9,578	$9,642	$9,587
Apr 22	$9,315	$9,288	$9,325
May 22	$9,380	$9,328	$9,390
Jun 22	$9,298	$9,203	$9,308
Jul 22	$9,501	$9,416	$9,512
Aug 22	$9,208	$9,160	$9,219
Sep 22	$8,893	$8,756	$8,904
Oct 22	$8,827	$8,637	$8,839
Nov 22	$9,063	$8,950	$9,076
Dec 22	$8,996	$8,912	$9,027
Jan 23	$9,219	$9,180	$9,233
Feb 23	$8,995	$8,950	$9,008
Mar 23	$9,266	$9,177	$9,281
Apr 23	$9,335	$9,235	$9,350
May 23	$9,244	$9,135	$9,259
Jun 23	$9,126	$9,102	$9,139
Jul 23	$9,135	$9,094	$9,149
Aug 23	$9,131	$9,037	$9,145
Sep 23	$9,019	$8,813	$9,033
Oct 23	$8,971	$8,676	$8,985
Nov 23	$9,204	$9,057	$9,218
Dec 23	$9,411	$9,393	$9,426
Jan 24	$9,442	$9,381	$9,455
Feb 24	$9,317	$9,253	$9,331
Mar 24	$9,355	$9,331	$9,369
Apr 24	$9,214	$9,106	$9,228
May 24	$9,326	$9,260	$9,341
Jun 24	$9,407	$9,349	$9,423
Jul 24	$9,594	$9,565	$9,611
Aug 24	$9,701	$9,702	$9,719
Sep 24	$9,795	$9,832	$9,814
Oct 24	$9,631	$9,591	$9,649
Nov 24	$9,675	$9,688	$9,693
Dec 24	$9,642	$9,531	$9,661
Jan 25	$9,696	$9,586	$9,715
Feb 25	$9,815	$9,793	$9,834
Mar 25	$9,872	$9,797	$9,892
Apr 25	$9,988	$9,833	$10,010
May 25	$9,940	$9,763	$9,962
Jun 25	$10,019	$9,912	$10,041
Jul 25	$9,999	$9,891	$10,021
Aug 25	$10,109	$10,007	$10,132
Sep 25	$10,130	$10,115	$10,154
Oct 25	$10,168	$10,180	$10,192

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.57%	(0.64)%	0.29%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2028 Maturity US Treasury Index (Spliced)...
	5.62	(0.61)	0.34

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,213,795,668
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 677,755
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,213,795,668
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$677,755
Portfolio Turnover Rate...
57%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
9.3%
Aa...
89.6
Short-Term and Other Assets...
1.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
2.88%, 08/15/28...
3.2%
2.88%, 05/15/28...
3.1
3.13%, 11/15/28...
3.0
4.25%, 02/15/28...
3.0
4.25%, 01/15/28...
3.0
2.75%, 02/15/28...
3.0
1.13%, 02/29/28...
3.0
3.88%, 03/15/28...
3.0
3.88%, 06/15/28...
2.9
3.88%, 07/15/28...
2.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000217190
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2029 Term Treasury ETF
Trading Symbol	IBTJ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2029 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.95%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2029 Maturity US Treasury Index (Spliced) returned 5.99%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Treasury Index (Spliced)
Feb 20	$10,176	$10,071	$10,175
Mar 20	$10,571	$9,999	$10,570
Apr 20	$10,644	$10,174	$10,647
May 20	$10,646	$10,226	$10,650
Jun 20	$10,660	$10,295	$10,661
Jul 20	$10,751	$10,453	$10,756
Aug 20	$10,650	$10,367	$10,655
Sep 20	$10,680	$10,366	$10,686
Oct 20	$10,535	$10,315	$10,542
Nov 20	$10,565	$10,416	$10,573
Dec 20	$10,538	$10,427	$10,546
Jan 21	$10,430	$10,346	$10,428
Feb 21	$10,183	$10,161	$10,148
Mar 21	$9,960	$10,054	$9,968
Apr 21	$10,052	$10,140	$10,063
May 21	$10,090	$10,171	$10,100
Jun 21	$10,174	$10,257	$10,183
Jul 21	$10,357	$10,367	$10,367
Aug 21	$10,319	$10,353	$10,331
Sep 21	$10,171	$10,254	$10,183
Oct 21	$10,104	$10,256	$10,117
Nov 21	$10,191	$10,297	$10,203
Dec 21	$10,163	$10,263	$10,173
Jan 22	$9,960	$10,048	$9,973
Feb 22	$9,924	$9,920	$9,937
Mar 22	$9,560	$9,642	$9,571
Apr 22	$9,259	$9,288	$9,269
May 22	$9,326	$9,328	$9,336
Jun 22	$9,243	$9,203	$9,252
Jul 22	$9,467	$9,416	$9,476
Aug 22	$9,148	$9,160	$9,157
Sep 22	$8,799	$8,756	$8,807
Oct 22	$8,718	$8,637	$8,727
Nov 22	$8,978	$8,950	$8,984
Dec 22	$8,887	$8,912	$8,913
Jan 23	$9,128	$9,180	$9,138
Feb 23	$8,887	$8,950	$8,895
Mar 23	$9,177	$9,177	$9,187
Apr 23	$9,243	$9,235	$9,253
May 23	$9,147	$9,135	$9,158
Jun 23	$9,026	$9,102	$9,038
Jul 23	$9,018	$9,094	$9,030
Aug 23	$8,999	$9,037	$9,011
Sep 23	$8,846	$8,813	$8,858
Oct 23	$8,765	$8,676	$8,777
Nov 23	$9,044	$9,057	$9,057
Dec 23	$9,287	$9,393	$9,301
Jan 24	$9,317	$9,381	$9,332
Feb 24	$9,178	$9,253	$9,193
Mar 24	$9,224	$9,331	$9,238
Apr 24	$9,049	$9,106	$9,064
May 24	$9,173	$9,260	$9,187
Jun 24	$9,264	$9,349	$9,279
Jul 24	$9,470	$9,565	$9,486
Aug 24	$9,581	$9,702	$9,596
Sep 24	$9,680	$9,832	$9,697
Oct 24	$9,475	$9,591	$9,490
Nov 24	$9,530	$9,688	$9,544
Dec 24	$9,456	$9,531	$9,471
Jan 25	$9,512	$9,586	$9,527
Feb 25	$9,662	$9,793	$9,678
Mar 25	$9,722	$9,797	$9,739
Apr 25	$9,850	$9,833	$9,867
May 25	$9,787	$9,763	$9,804
Jun 25	$9,883	$9,912	$9,901
Jul 25	$9,854	$9,891	$9,872
Aug 25	$9,983	$10,007	$10,002
Sep 25	$9,997	$10,115	$10,017
Oct 25	$10,038	$10,180	$10,059

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	5.95%	(0.96)%	0.07%
ICE BofA US Broad Market Index...
	6.13	(0.26)	0.31
ICE 2029 Maturity US Treasury Index (Spliced)...
	5.99	(0.93)	0.10

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 839,420,856
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 425,870
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$839,420,856
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$425,870
Portfolio Turnover Rate...
38%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.63%, 04/30/29...
5.1%
4.50%, 05/31/29...
5.1
4.13%, 10/31/29...
5.1
4.13%, 11/30/29...
5.1
4.25%, 06/30/29...
5.1
4.00%, 07/31/29...
5.0
3.63%, 08/31/29...
5.0
3.50%, 09/30/29...
4.9
4.13%, 03/31/29...
4.8
4.25%, 02/28/29...
4.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000220170
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2030 Term Treasury ETF
Trading Symbol	IBTK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2030 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.31%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2030 Maturity US Treasury Index (Spliced) returned 6.35%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Treasury Index (Spliced)
Jul 20	$10,072	$10,086	$10,071
Aug 20	$9,948	$10,003	$9,947
Sep 20	$9,977	$10,002	$9,976
Oct 20	$9,819	$9,952	$9,819
Nov 20	$9,848	$10,049	$9,849
Dec 20	$9,802	$10,061	$9,800
Jan 21	$9,666	$9,982	$9,653
Feb 21	$9,403	$9,804	$9,354
Mar 21	$9,144	$9,700	$9,141
Apr 21	$9,246	$9,784	$9,246
May 21	$9,284	$9,813	$9,286
Jun 21	$9,407	$9,896	$9,406
Jul 21	$9,604	$10,003	$9,607
Aug 21	$9,567	$9,989	$9,568
Sep 21	$9,406	$9,894	$9,408
Oct 21	$9,369	$9,896	$9,373
Nov 21	$9,474	$9,935	$9,477
Dec 21	$9,441	$9,902	$9,442
Jan 22	$9,227	$9,694	$9,229
Feb 22	$9,187	$9,571	$9,190
Mar 22	$8,819	$9,303	$8,822
Apr 22	$8,465	$8,962	$8,469
May 22	$8,528	$9,000	$8,533
Jun 22	$8,446	$8,880	$8,451
Jul 22	$8,692	$9,085	$8,697
Aug 22	$8,368	$8,838	$8,373
Sep 22	$7,999	$8,448	$8,004
Oct 22	$7,899	$8,333	$7,905
Nov 22	$8,168	$8,635	$8,174
Dec 22	$8,051	$8,599	$8,081
Jan 23	$8,325	$8,857	$8,332
Feb 23	$8,058	$8,635	$8,067
Mar 23	$8,343	$8,854	$8,354
Apr 23	$8,409	$8,911	$8,421
May 23	$8,302	$8,814	$8,313
Jun 23	$8,186	$8,782	$8,196
Jul 23	$8,160	$8,774	$8,170
Aug 23	$8,123	$8,720	$8,134
Sep 23	$7,937	$8,503	$7,947
Oct 23	$7,830	$8,371	$7,840
Nov 23	$8,117	$8,738	$8,129
Dec 23	$8,374	$9,062	$8,386
Jan 24	$8,391	$9,052	$8,404
Feb 24	$8,246	$8,928	$8,258
Mar 24	$8,297	$9,003	$8,309
Apr 24	$8,104	$8,786	$8,116
May 24	$8,229	$8,935	$8,242
Jun 24	$8,324	$9,020	$8,338
Jul 24	$8,536	$9,229	$8,551
Aug 24	$8,645	$9,361	$8,660
Sep 24	$8,746	$9,486	$8,762
Oct 24	$8,515	$9,254	$8,531
Nov 24	$8,578	$9,348	$8,595
Dec 24	$8,475	$9,196	$8,491
Jan 25	$8,528	$9,249	$8,545
Feb 25	$8,693	$9,449	$8,710
Mar 25	$8,747	$9,452	$8,765
Apr 25	$8,868	$9,487	$8,887
May 25	$8,800	$9,419	$8,818
Jun 25	$8,902	$9,563	$8,921
Jul 25	$8,868	$9,543	$8,887
Aug 25	$8,999	$9,655	$9,019
Sep 25	$9,010	$9,760	$9,031
Oct 25	$9,053	$9,822	$9,073

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	6.31%	(1.61)%	(1.86)%
ICE BofA US Broad Market Index...
	6.13	(0.26)	(0.34)
ICE 2030 Maturity US Treasury Index (Spliced)...
	6.35	(1.57)	(1.82)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 566,079,468
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 284,605
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$566,079,468
Number of Portfolio Holdings...
26
Net Investment Advisory Fees...
$284,605
Portfolio Turnover Rate...
62%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.8%
Short-Term and Other Assets...
1.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.00%, 02/28/30...
7.4%
0.88%, 11/15/30...
6.6
0.63%, 08/15/30...
6.3
4.00%, 05/31/30...
5.0
4.25%, 01/31/30...
5.0
4.00%, 03/31/30...
5.0
3.88%, 04/30/30...
4.9
3.88%, 06/30/30...
4.9
3.88%, 07/31/30...
4.9
0.63%, 05/15/30...
4.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000228602
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2031 Term Treasury ETF
Trading Symbol	IBTL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2031 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.59%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2031 Maturity US Treasury Index (Spliced) returned 6.64%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Treasury Index (Spliced)
Jun 21	$10,000	$10,000	$10,000
Jul 21	$10,169	$10,095	$10,170
Aug 21	$10,128	$10,081	$10,130
Sep 21	$9,952	$9,985	$9,954
Oct 21	$9,919	$9,987	$9,922
Nov 21	$10,051	$10,026	$10,054
Dec 21	$9,997	$9,993	$10,002
Jan 22	$9,771	$9,784	$9,774
Feb 22	$9,730	$9,660	$9,734
Mar 22	$9,332	$9,389	$9,336
Apr 22	$8,913	$9,045	$8,918
May 22	$8,969	$9,083	$8,974
Jun 22	$8,884	$8,961	$8,889
Jul 22	$9,165	$9,169	$9,171
Aug 22	$8,805	$8,920	$8,812
Sep 22	$8,380	$8,526	$8,386
Oct 22	$8,260	$8,410	$8,267
Nov 22	$8,563	$8,715	$8,570
Dec 22	$8,439	$8,678	$8,475
Jan 23	$8,740	$8,939	$8,749
Feb 23	$8,456	$8,715	$8,466
Mar 23	$8,762	$8,936	$8,773
Apr 23	$8,843	$8,993	$8,855
May 23	$8,712	$8,895	$8,724
Jun 23	$8,598	$8,863	$8,611
Jul 23	$8,551	$8,855	$8,564
Aug 23	$8,494	$8,800	$8,507
Sep 23	$8,241	$8,581	$8,254
Oct 23	$8,093	$8,448	$8,106
Nov 23	$8,443	$8,819	$8,458
Dec 23	$8,751	$9,146	$8,768
Jan 24	$8,761	$9,135	$8,778
Feb 24	$8,580	$9,010	$8,597
Mar 24	$8,641	$9,086	$8,659
Apr 24	$8,404	$8,867	$8,421
May 24	$8,542	$9,017	$8,560
Jun 24	$8,647	$9,103	$8,665
Jul 24	$8,885	$9,314	$8,904
Aug 24	$9,000	$9,447	$9,018
Sep 24	$9,111	$9,573	$9,131
Oct 24	$8,839	$9,339	$8,857
Nov 24	$8,917	$9,434	$8,935
Dec 24	$8,772	$9,281	$8,790
Jan 25	$8,828	$9,334	$8,847
Feb 25	$9,030	$9,536	$9,050
Mar 25	$9,080	$9,539	$9,100
Apr 25	$9,201	$9,575	$9,221
May 25	$9,117	$9,506	$9,138
Jun 25	$9,242	$9,651	$9,263
Jul 25	$9,199	$9,631	$9,221
Aug 25	$9,349	$9,744	$9,372
Sep 25	$9,370	$9,850	$9,394
Oct 25	$9,421	$9,912	$9,445

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.59%	(1.38)%
ICE BofA US Broad Market Index...
	6.13	(0.20)
ICE 2031 Maturity US Treasury Index (Spliced)...
	6.64	(1.32)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 449,240,416
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 239,405
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$449,240,416
Number of Portfolio Holdings...
17
Net Investment Advisory Fees...
$239,405
Portfolio Turnover Rate...
32%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.7%
Short-Term and Other Assets...
1.3
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
1.25%, 08/15/31...
11.2%
1.38%, 11/15/31...
11.0
1.63%, 05/15/31...
10.5
1.13%, 02/15/31...
10.4
4.63%, 04/30/31...
5.2
4.63%, 05/31/31...
5.2
4.25%, 06/30/31...
5.1
4.13%, 11/30/31...
5.1
4.13%, 10/31/31...
5.0
4.13%, 07/31/31...
5.0
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000236733
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2032 Term Treasury ETF
Trading Symbol	IBTM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2032 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2032 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.50%

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2032 Maturity US Treasury Index (Spliced) returned 6.54%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Treasury Index (Spliced)
Jun 22	$10,000	$10,000	$10,000
Jul 22	$10,244	$10,211	$10,246
Aug 22	$9,835	$9,933	$9,836
Sep 22	$9,349	$9,495	$9,348
Oct 22	$9,184	$9,366	$9,185
Nov 22	$9,524	$9,705	$9,525
Dec 22	$9,392	$9,664	$9,425
Jan 23	$9,725	$9,955	$9,725
Feb 23	$9,416	$9,705	$9,416
Mar 23	$9,769	$9,951	$9,770
Apr 23	$9,846	$10,015	$9,848
May 23	$9,706	$9,906	$9,707
Jun 23	$9,591	$9,870	$9,592
Jul 23	$9,526	$9,862	$9,528
Aug 23	$9,446	$9,800	$9,448
Sep 23	$9,145	$9,556	$9,148
Oct 23	$8,966	$9,408	$8,969
Nov 23	$9,372	$9,821	$9,375
Dec 23	$9,731	$10,186	$9,735
Jan 24	$9,737	$10,173	$9,742
Feb 24	$9,540	$10,034	$9,545
Mar 24	$9,607	$10,119	$9,613
Apr 24	$9,322	$9,874	$9,328
May 24	$9,488	$10,042	$9,495
Jun 24	$9,607	$10,138	$9,614
Jul 24	$9,886	$10,373	$9,894
Aug 24	$10,026	$10,521	$10,035
Sep 24	$10,154	$10,661	$10,164
Oct 24	$9,826	$10,401	$9,835
Nov 24	$9,919	$10,506	$9,929
Dec 24	$9,724	$10,336	$9,734
Jan 25	$9,791	$10,395	$9,801
Feb 25	$10,040	$10,620	$10,051
Mar 25	$10,088	$10,624	$10,100
Apr 25	$10,212	$10,663	$10,224
May 25	$10,105	$10,587	$10,116
Jun 25	$10,252	$10,748	$10,264
Jul 25	$10,200	$10,726	$10,211
Aug 25	$10,367	$10,852	$10,380
Sep 25	$10,403	$10,969	$10,416
Oct 25	$10,465	$11,039	$10,478

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.50%	1.38%
ICE BofA US Broad Market Index...
	6.13	3.02
ICE 2032 Maturity US Treasury Index (Spliced)...
	6.54	1.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 468,444,887
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 220,804
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$468,444,887
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$220,804
Portfolio Turnover Rate...
70%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.6%
Short-Term and Other Assets...
1.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes
4.13%, 11/15/32...
12.0%
2.88%, 05/15/32...
11.5
1.88%, 02/15/32...
11.1
2.75%, 08/15/32...
11.0
4.38%, 01/31/32...
5.4
4.00%, 06/30/32...
5.4
4.13%, 02/29/32...
5.3
4.13%, 03/31/32...
5.3
4.13%, 05/31/32...
5.3
4.00%, 04/30/32...
5.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243160
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2033 Term Treasury ETF
Trading Symbol	IBTO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2033 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2033 Term Treasury ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.48%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2033 Maturity US Treasury Index returned 6.54%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Treasury Index
May 23	$10,000	$10,000	$10,000
Jun 23	$9,963	$9,978	$9,960
Jul 23	$9,886	$9,970	$9,884
Aug 23	$9,798	$9,908	$9,795
Sep 23	$9,464	$9,661	$9,461
Oct 23	$9,262	$9,512	$9,258
Nov 23	$9,700	$9,929	$9,696
Dec 23	$10,096	$10,297	$10,092
Jan 24	$10,085	$10,285	$10,081
Feb 24	$9,877	$10,144	$9,873
Mar 24	$9,942	$10,230	$9,939
Apr 24	$9,629	$9,983	$9,625
May 24	$9,806	$10,152	$9,803
Jun 24	$9,927	$10,249	$9,925
Jul 24	$10,215	$10,486	$10,213
Aug 24	$10,360	$10,636	$10,359
Sep 24	$10,498	$10,778	$10,497
Oct 24	$10,149	$10,515	$10,149
Nov 24	$10,246	$10,621	$10,246
Dec 24	$10,018	$10,449	$10,018
Jan 25	$10,085	$10,509	$10,086
Feb 25	$10,370	$10,736	$10,371
Mar 25	$10,409	$10,740	$10,411
Apr 25	$10,521	$10,780	$10,523
May 25	$10,401	$10,703	$10,404
Jun 25	$10,563	$10,866	$10,566
Jul 25	$10,504	$10,843	$10,508
Aug 25	$10,679	$10,971	$10,684
Sep 25	$10,738	$11,089	$10,743
Oct 25	$10,806	$11,160	$10,813

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.48%	3.36%
ICE BofA US Broad Market Index...
	6.13	4.80
ICE 2033 Maturity US Treasury Index...
	6.54	3.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 409,124,175
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 229,869
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$409,124,175
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$229,869
Portfolio Turnover Rate...
2%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.50%, 11/15/33...
27.9%
U.S. Treasury Notes, 3.88%, 08/15/33...
25.3
U.S. Treasury Notes, 3.50%, 02/15/33...
22.7
U.S. Treasury Notes, 3.38%, 05/15/33...
22.5
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257914
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2035 Term Treasury ETF
Trading Symbol	IBTQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2035 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2035 Term Treasury ETF	$4Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[7]
Expense Ratio, Percent	0.07%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 4.52%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2035 Maturity US Treasury Index returned 4.54%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2035 Maturity US Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,089	$10,049	$10,088
Apr 25	$10,168	$10,087	$10,168
May 25	$10,023	$10,014	$10,023
Jun 25	$10,187	$10,167	$10,187
Jul 25	$10,124	$10,146	$10,124
Aug 25	$10,279	$10,265	$10,280
Sep 25	$10,374	$10,376	$10,375
Oct 25	$10,452	$10,442	$10,454

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 70,511,365
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 11,352
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$70,511,365
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$11,352
Portfolio Turnover Rate...
88%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Notes, 4.63%, 02/15/35...
33.6%
U.S. Treasury Notes, 4.25%, 05/15/35...
33.0
U.S. Treasury Notes, 4.25%, 08/15/35...
31.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257915
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2045 Term Treasury ETF
Trading Symbol	IBGB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2045 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2045 Term Treasury ETF	$4Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[9]
Expense Ratio, Percent	0.07%	[10]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.57%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2045 Maturity US Treasury Index returned 3.49%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. (Bond prices and yields move in opposite directions.) Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns.

In this landscape, long-term bonds benefitted as long-term rates declined helping long-term maturity bond funds benefit from the rally in rates.

What detracted from performance?

There were no significant detractors to the Fund's performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2045 Maturity US Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,123	$10,049	$10,116
Apr 25	$10,020	$10,087	$10,014
May 25	$9,742	$10,014	$9,735
Jun 25	$9,983	$10,167	$9,975
Jul 25	$9,901	$10,146	$9,892
Aug 25	$9,950	$10,265	$9,942
Sep 25	$10,229	$10,376	$10,220
Oct 25	$10,357	$10,442	$10,349

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 7,584,105
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,949
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$7,584,105
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$1,949
Portfolio Turnover Rate...
50%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.4%
Short-Term and Other Assets...
1.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 5.00%, 05/15/45...
17.9%
U.S. Treasury Bonds, 4.88%, 08/15/45...
17.2
U.S. Treasury Bonds, 4.75%, 02/15/45...
16.7
U.S. Treasury Bonds, 3.00%, 11/15/45...
12.1
U.S. Treasury Bonds, 3.00%, 05/15/45...
11.9
U.S. Treasury Bonds, 2.88%, 08/15/45...
11.4
U.S. Treasury Bonds, 2.50%, 02/15/45...
11.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257916
Shareholder Report [Line Items]
Fund Name	iShares iBonds Dec 2055 Term Treasury ETF
Trading Symbol	IBGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Dec 2055 Term Treasury ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2055 Term Treasury ETF	$4Footnote Reference(a)	0.07%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[11]
Expense Ratio, Percent	0.07%	[12]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 2.60%.

  For the same period, the ICE BofA US Broad Market Index returned 4.42% and the ICE 2055 Maturity US Treasury Index returned 2.61%.

What contributed to performance?

Anticipation of rate cuts pushed Treasury yields lower and bond prices higher during the reporting period. Bond prices and yields move in opposite directions. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, intermediate-term bonds, those with three-to-five-year maturities contributed to the return of earlier dated Term Funds, while later dated Term Funds benefited from longer-dated bonds.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2055 Maturity US Treasury Index
Mar 25	$10,000	$10,000	$10,000
Mar 25	$10,127	$10,049	$10,126
Apr 25	$9,993	$10,087	$9,993
May 25	$9,673	$10,014	$9,673
Jun 25	$9,911	$10,167	$9,909
Jul 25	$9,792	$10,146	$9,791
Aug 25	$9,777	$10,265	$9,777
Sep 25	$10,122	$10,376	$10,121
Oct 25	$10,260	$10,442	$10,261

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 5,011,899
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,631
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,011,899
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$1,631
Portfolio Turnover Rate...
87%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
98.3%
Short-Term and Other Assets...
1.7
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Bonds, 4.75%, 05/15/55...
33.5%
U.S. Treasury Bonds, 4.63%, 02/15/55...
32.5
U.S. Treasury Bonds, 4.75%, 08/15/55...
32.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243458
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2026 Term TIPS ETF
Trading Symbol	IBIC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2026 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2026 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.25%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2026 Maturity US Inflation-Linked Treasury Index returned 5.35%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2026 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,953	$9,820	$9,954
Oct 23	$10,003	$9,668	$10,006
Nov 23	$10,108	$10,092	$10,111
Dec 23	$10,207	$10,466	$10,210
Jan 24	$10,255	$10,454	$10,259
Feb 24	$10,245	$10,311	$10,250
Mar 24	$10,289	$10,397	$10,297
Apr 24	$10,304	$10,147	$10,313
May 24	$10,390	$10,318	$10,400
Jun 24	$10,438	$10,417	$10,448
Jul 24	$10,505	$10,658	$10,515
Aug 24	$10,570	$10,811	$10,580
Sep 24	$10,668	$10,955	$10,679
Oct 24	$10,663	$10,687	$10,675
Nov 24	$10,711	$10,796	$10,724
Dec 24	$10,743	$10,620	$10,757
Jan 25	$10,814	$10,681	$10,828
Feb 25	$10,898	$10,913	$10,914
Mar 25	$11,000	$10,916	$11,019
Apr 25	$11,064	$10,957	$11,083
May 25	$11,036	$10,878	$11,055
Jun 25	$11,068	$11,044	$11,089
Jul 25	$11,103	$11,021	$11,125
Aug 25	$11,174	$11,151	$11,197
Sep 25	$11,204	$11,271	$11,228
Oct 25	$11,222	$11,343	$11,246

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.25%	5.56%
ICE BofA US Broad Market Index...
	6.13	6.09
ICE 2026 Maturity US Inflation-Linked Treasury Index...
	5.35	5.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 65,525,555
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 43,773
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$65,525,555
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$43,773
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 10/15/26...
25.5%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/26...
22.6
U.S. Treasury Inflation Linked Notes, 0.63%, 01/15/26...
22.5
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/26...
18.4
U.S. Treasury Inflation Linked Bonds, 2.00%, 01/15/26...
10.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243459
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2027 Term TIPS ETF
Trading Symbol	IBID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2027 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.75%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2027 Maturity US Inflation-Linked Treasury Index returned 5.85%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2027 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,933	$9,820	$9,934
Oct 23	$9,956	$9,668	$9,959
Nov 23	$10,094	$10,092	$10,097
Dec 23	$10,240	$10,466	$10,244
Jan 24	$10,288	$10,454	$10,292
Feb 24	$10,237	$10,311	$10,243
Mar 24	$10,287	$10,397	$10,295
Apr 24	$10,260	$10,147	$10,269
May 24	$10,369	$10,318	$10,379
Jun 24	$10,439	$10,417	$10,449
Jul 24	$10,551	$10,658	$10,561
Aug 24	$10,618	$10,811	$10,629
Sep 24	$10,733	$10,955	$10,744
Oct 24	$10,679	$10,687	$10,692
Nov 24	$10,722	$10,796	$10,736
Dec 24	$10,717	$10,620	$10,731
Jan 25	$10,820	$10,681	$10,834
Feb 25	$10,930	$10,913	$10,945
Mar 25	$11,043	$10,916	$11,062
Apr 25	$11,143	$10,957	$11,162
May 25	$11,087	$10,878	$11,106
Jun 25	$11,133	$11,044	$11,154
Jul 25	$11,159	$11,021	$11,180
Aug 25	$11,285	$11,151	$11,308
Sep 25	$11,292	$11,271	$11,315
Oct 25	$11,293	$11,343	$11,317

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	5.75%	5.87%
ICE BofA US Broad Market Index...
	6.13	6.09
ICE 2027 Maturity US Inflation-Linked Treasury Index...
	5.85	5.98

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 59,742,482
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 40,625
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$59,742,482
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$40,625
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/27...
25.0%
U.S. Treasury Inflation Linked Notes, 0.13%, 04/15/27...
24.1
U.S. Treasury Inflation Linked Notes, 0.38%, 07/15/27...
21.6
U.S. Treasury Inflation Linked Notes, 0.38%, 01/15/27...
19.0
U.S. Treasury Inflation Linked Bonds, 2.38%, 01/15/27...
9.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243460
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2028 Term TIPS ETF
Trading Symbol	IBIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2028 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2028 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.29%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2028 Maturity US Inflation-Linked Treasury Index returned 6.40%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2028 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,908	$9,820	$9,910
Oct 23	$9,909	$9,668	$9,911
Nov 23	$10,074	$10,092	$10,076
Dec 23	$10,260	$10,466	$10,263
Jan 24	$10,307	$10,454	$10,306
Feb 24	$10,222	$10,311	$10,223
Mar 24	$10,282	$10,397	$10,286
Apr 24	$10,211	$10,147	$10,216
May 24	$10,342	$10,318	$10,349
Jun 24	$10,421	$10,417	$10,427
Jul 24	$10,578	$10,658	$10,583
Aug 24	$10,638	$10,811	$10,644
Sep 24	$10,766	$10,955	$10,773
Oct 24	$10,661	$10,687	$10,669
Nov 24	$10,706	$10,796	$10,715
Dec 24	$10,654	$10,620	$10,664
Jan 25	$10,780	$10,681	$10,790
Feb 25	$10,918	$10,913	$10,929
Mar 25	$11,038	$10,916	$11,053
Apr 25	$11,145	$10,957	$11,160
May 25	$11,090	$10,878	$11,105
Jun 25	$11,156	$11,044	$11,173
Jul 25	$11,187	$11,021	$11,203
Aug 25	$11,349	$11,151	$11,367
Sep 25	$11,334	$11,271	$11,353
Oct 25	$11,332	$11,343	$11,351

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.29%	6.04%
ICE BofA US Broad Market Index...
	6.13	6.09
ICE 2028 Maturity US Inflation-Linked Treasury Index...
	6.40	6.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 99,436,598
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 60,243
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$99,436,598
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$60,243
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aaa...
17.3%
Aa...
82.5
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.38%, 10/15/28...
23.4%
U.S. Treasury Inflation Linked Notes, 1.25%, 04/15/28...
22.0
U.S. Treasury Inflation Linked Notes, 0.50%, 01/15/28...
19.8
U.S. Treasury Inflation Linked Notes, 0.75%, 07/15/28...
17.3
U.S. Treasury Inflation Linked Bonds, 3.63%, 04/15/28...
8.9
U.S. Treasury Inflation Linked Bonds, 1.75%, 01/15/28...
8.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243461
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2029 Term TIPS ETF
Trading Symbol	IBIF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2029 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2029 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 6.81%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2029 Maturity US Inflation-Linked Treasury Index returned 6.89%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2029 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,914	$9,873	$9,914
Oct 23	$9,894	$9,720	$9,896
Nov 23	$10,096	$10,146	$10,098
Dec 23	$10,324	$10,523	$10,327
Jan 24	$10,374	$10,510	$10,378
Feb 24	$10,261	$10,366	$10,266
Mar 24	$10,329	$10,454	$10,337
Apr 24	$10,236	$10,201	$10,244
May 24	$10,381	$10,374	$10,389
Jun 24	$10,466	$10,473	$10,474
Jul 24	$10,646	$10,716	$10,654
Aug 24	$10,709	$10,869	$10,716
Sep 24	$10,838	$11,014	$10,847
Oct 24	$10,688	$10,745	$10,697
Nov 24	$10,738	$10,854	$10,747
Dec 24	$10,651	$10,678	$10,661
Jan 25	$10,780	$10,739	$10,789
Feb 25	$10,959	$10,972	$10,970
Mar 25	$11,079	$10,975	$11,093
Apr 25	$11,176	$11,016	$11,190
May 25	$11,132	$10,937	$11,146
Jun 25	$11,213	$11,104	$11,229
Jul 25	$11,253	$11,081	$11,269
Aug 25	$11,439	$11,211	$11,457
Sep 25	$11,410	$11,332	$11,428
Oct 25	$11,415	$11,404	$11,433

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.81%	6.46%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2029 Maturity US Inflation-Linked Treasury Index...
	6.89	6.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 51,189,819
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 34,877
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$51,189,819
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$34,877
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.8%
Short-Term and Other Assets...
0.2
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 10/15/29...
24.6%
U.S. Treasury Inflation Linked Notes, 2.13%, 04/15/29...
23.9
U.S. Treasury Inflation Linked Notes, 0.25%, 07/15/29...
17.4
U.S. Treasury Inflation Linked Notes, 0.88%, 01/15/29...
15.1
U.S. Treasury Inflation Linked Bonds, 3.88%, 04/15/29...
10.7
U.S. Treasury Inflation Linked Bonds, 2.50%, 01/15/29...
8.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243462
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2030 Term TIPS ETF
Trading Symbol	IBIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2030 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2030 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.10%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2030 Maturity US Inflation-Linked Treasury Index returned 7.17%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2030 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,861	$9,873	$9,861
Oct 23	$9,801	$9,720	$9,802
Nov 23	$10,065	$10,146	$10,067
Dec 23	$10,335	$10,523	$10,338
Jan 24	$10,404	$10,510	$10,407
Feb 24	$10,243	$10,366	$10,247
Mar 24	$10,332	$10,454	$10,340
Apr 24	$10,185	$10,201	$10,193
May 24	$10,360	$10,374	$10,369
Jun 24	$10,443	$10,473	$10,452
Jul 24	$10,656	$10,716	$10,664
Aug 24	$10,739	$10,869	$10,747
Sep 24	$10,880	$11,014	$10,890
Oct 24	$10,685	$10,745	$10,696
Nov 24	$10,723	$10,854	$10,735
Dec 24	$10,607	$10,678	$10,619
Jan 25	$10,742	$10,739	$10,755
Feb 25	$10,952	$10,972	$10,966
Mar 25	$11,075	$10,975	$11,092
Apr 25	$11,158	$11,016	$11,176
May 25	$11,119	$10,937	$11,134
Jun 25	$11,219	$11,104	$11,236
Jul 25	$11,257	$11,081	$11,273
Aug 25	$11,466	$11,211	$11,484
Sep 25	$11,433	$11,332	$11,451
Oct 25	$11,444	$11,404	$11,463

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.10%	6.58%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2030 Maturity US Inflation-Linked Treasury Index...
	7.17	6.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 88,431,304
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 52,435
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$88,431,304
Number of Portfolio Holdings...
5
Net Investment Advisory Fees...
$52,435
Portfolio Turnover Rate...
79%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.63%, 04/15/30...
32.1%
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/30...
26.7
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/30...
24.4
U.S. Treasury Inflation Linked Notes, 1.13%, 10/15/30...
16.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243463
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2031 Term TIPS ETF
Trading Symbol	IBIH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2031 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2031 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.35%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2031 Maturity US Inflation-Linked Treasury Index returned 7.46%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2031 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,839	$9,873	$9,839
Oct 23	$9,746	$9,720	$9,747
Nov 23	$10,049	$10,146	$10,051
Dec 23	$10,354	$10,523	$10,357
Jan 24	$10,426	$10,510	$10,429
Feb 24	$10,246	$10,366	$10,251
Mar 24	$10,331	$10,454	$10,339
Apr 24	$10,151	$10,201	$10,159
May 24	$10,335	$10,374	$10,344
Jun 24	$10,428	$10,473	$10,437
Jul 24	$10,658	$10,716	$10,666
Aug 24	$10,749	$10,869	$10,757
Sep 24	$10,899	$11,014	$10,909
Oct 24	$10,668	$10,745	$10,679
Nov 24	$10,707	$10,854	$10,719
Dec 24	$10,547	$10,678	$10,559
Jan 25	$10,699	$10,739	$10,711
Feb 25	$10,933	$10,972	$10,947
Mar 25	$11,057	$10,975	$11,074
Apr 25	$11,109	$11,016	$11,126
May 25	$11,081	$10,937	$11,098
Jun 25	$11,199	$11,104	$11,217
Jul 25	$11,232	$11,081	$11,251
Aug 25	$11,464	$11,211	$11,485
Sep 25	$11,438	$11,332	$11,459
Oct 25	$11,453	$11,404	$11,475

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.35%	6.62%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2031 Maturity US Inflation-Linked Treasury Index...
	7.46	6.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 31,575,734
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 24,273
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$31,575,734
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$24,273
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
100.0%
Short-Term and Other Assets...
0.0
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.13%, 07/15/31...
50.3%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/31...
49.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243464
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2032 Term TIPS ETF
Trading Symbol	IBII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2032 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2032 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.33%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2032 Maturity US Inflation-Linked Treasury Index returned 7.44%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2032 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,825	$9,873	$9,825
Oct 23	$9,708	$9,720	$9,709
Nov 23	$10,036	$10,146	$10,038
Dec 23	$10,372	$10,523	$10,376
Jan 24	$10,427	$10,510	$10,431
Feb 24	$10,250	$10,366	$10,256
Mar 24	$10,334	$10,454	$10,343
Apr 24	$10,124	$10,201	$10,133
May 24	$10,317	$10,374	$10,327
Jun 24	$10,415	$10,473	$10,425
Jul 24	$10,659	$10,716	$10,667
Aug 24	$10,751	$10,869	$10,760
Sep 24	$10,920	$11,014	$10,930
Oct 24	$10,658	$10,745	$10,668
Nov 24	$10,711	$10,854	$10,723
Dec 24	$10,502	$10,678	$10,513
Jan 25	$10,658	$10,739	$10,670
Feb 25	$10,908	$10,972	$10,922
Mar 25	$11,038	$10,975	$11,055
Apr 25	$11,055	$11,016	$11,073
May 25	$11,032	$10,937	$11,049
Jun 25	$11,163	$11,104	$11,181
Jul 25	$11,185	$11,081	$11,204
Aug 25	$11,432	$11,211	$11,453
Sep 25	$11,419	$11,332	$11,440
Oct 25	$11,439	$11,404	$11,461

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.33%	6.56%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2032 Maturity US Inflation-Linked Treasury Index...
	7.44	6.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 26,049,106
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 18,887
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$26,049,106
Number of Portfolio Holdings...
4
Net Investment Advisory Fees...
$18,887
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.9%
Short-Term and Other Assets...
0.1
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 0.63%, 07/15/32...
47.7%
U.S. Treasury Inflation Linked Notes, 0.13%, 01/15/32...
44.6
U.S. Treasury Inflation Linked Bonds, 3.38%, 04/15/32...
7.6
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000243456
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2033 Term TIPS ETF
Trading Symbol	IBIJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2033 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2033 Term TIPS ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.25%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE 2033 Maturity US Inflation-Linked Treasury Index returned 7.35%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led Fund’s with allocation to six to eight-year issues to contribute the most to performance.

Fed funds futures (WIRP) repriced sharply after the September and October rate cuts, signaling expectations for continued easing and driving real yields lower. Meanwhile, inflation expectations held near 2.3% despite moderating headline CPI, sustaining demand for TIPS and supporting relative outperformance versus nominal Treasuries.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE 2033 Maturity US Inflation-Linked Treasury Index
Aug 23	$10,000	$10,000	$10,000
Sep 23	$9,808	$9,873	$9,808
Oct 23	$9,665	$9,720	$9,663
Nov 23	$10,027	$10,146	$10,026
Dec 23	$10,376	$10,523	$10,374
Jan 24	$10,422	$10,510	$10,420
Feb 24	$10,244	$10,366	$10,243
Mar 24	$10,328	$10,454	$10,330
Apr 24	$10,083	$10,201	$10,085
May 24	$10,288	$10,374	$10,291
Jun 24	$10,381	$10,473	$10,384
Jul 24	$10,633	$10,716	$10,634
Aug 24	$10,722	$10,869	$10,724
Sep 24	$10,903	$11,014	$10,906
Oct 24	$10,616	$10,745	$10,620
Nov 24	$10,667	$10,854	$10,672
Dec 24	$10,441	$10,678	$10,447
Jan 25	$10,600	$10,739	$10,605
Feb 25	$10,870	$10,972	$10,877
Mar 25	$10,980	$10,975	$10,990
Apr 25	$10,976	$11,016	$10,986
May 25	$10,940	$10,937	$10,950
Jun 25	$11,085	$11,104	$11,096
Jul 25	$11,098	$11,081	$11,110
Aug 25	$11,343	$11,211	$11,356
Sep 25	$11,354	$11,332	$11,367
Oct 25	$11,386	$11,404	$11,400

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	7.25%	6.33%
ICE BofA US Broad Market Index...
	6.13	6.41
ICE 2033 Maturity US Inflation-Linked Treasury Index...
	7.35	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 39,268,520
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 25,033
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$39,268,520
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$25,033
Portfolio Turnover Rate...
1%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.6%
Short-Term and Other Assets...
0.4
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 1.13%, 01/15/33...
49.9%
U.S. Treasury Inflation Linked Notes, 1.38%, 07/15/33...
49.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000257917
Shareholder Report [Line Items]
Fund Name	iShares iBonds Oct 2035 Term TIPS ETF
Trading Symbol	IBIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBonds Oct 2035 Term TIPS ETF (the “Fund”) for the period of March 25, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2035 Term TIPS ETF	$6Footnote Reference(a)	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 6	[13]
Expense Ratio, Percent	0.10%	[14]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Performance Inception Date	Mar. 25, 2025
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 19,293,192
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 4,509
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$19,293,192
Number of Portfolio Holdings...
3
Net Investment Advisory Fees...
$4,509
Portfolio Turnover Rate...
51%

Holdings [Text Block]

Credit quality allocation

All holdings

Moody's Credit RatingFootnote Reference*	Percent of Net Assets
Aa...
99.4%
Short-Term and Other Assets...
0.6
SecurityFootnote Reference(a)	Percent of Net Assets
U.S. Treasury Inflation Linked Notes, 2.13%, 01/15/35...
57.7%
U.S. Treasury Inflation Linked Notes, 1.88%, 07/15/35...
41.7
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000012093
Shareholder Report [Line Items]
Fund Name	iShares TIPS Bond ETF
Trading Symbol	TIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares TIPS Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares TIPS Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.85%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE U.S. Treasury Inflation Linked Bond Index (Spliced) returned 6.03%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury Inflation Protected Securities (“TIPS”) returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. This environment led the Fund’s allocation to seven to ten-year issues to contribute the most to performance.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury Inflation Linked Bond Index (Spliced)
Nov 15	$9,988	$9,972	$9,990
Dec 15	$9,907	$9,939	$9,911
Jan 16	$10,054	$10,081	$10,058
Feb 16	$10,165	$10,156	$10,170
Mar 16	$10,345	$10,244	$10,353
Apr 16	$10,379	$10,282	$10,389
May 16	$10,305	$10,287	$10,315
Jun 16	$10,517	$10,478	$10,530
Jul 16	$10,606	$10,546	$10,621
Aug 16	$10,562	$10,531	$10,573
Sep 16	$10,618	$10,522	$10,631
Oct 16	$10,575	$10,437	$10,589
Nov 16	$10,371	$10,187	$10,386
Dec 16	$10,359	$10,199	$10,375
Jan 17	$10,447	$10,223	$10,463
Feb 17	$10,496	$10,292	$10,512
Mar 17	$10,485	$10,288	$10,506
Apr 17	$10,545	$10,365	$10,568
May 17	$10,543	$10,447	$10,564
Jun 17	$10,442	$10,438	$10,464
Jul 17	$10,488	$10,481	$10,510
Aug 17	$10,600	$10,579	$10,622
Sep 17	$10,531	$10,525	$10,554
Oct 17	$10,551	$10,532	$10,577
Nov 17	$10,564	$10,519	$10,590
Dec 17	$10,661	$10,567	$10,687
Jan 18	$10,570	$10,445	$10,596
Feb 18	$10,466	$10,347	$10,493
Mar 18	$10,570	$10,414	$10,603
Apr 18	$10,566	$10,338	$10,597
May 18	$10,611	$10,411	$10,642
Jun 18	$10,652	$10,399	$10,685
Jul 18	$10,601	$10,401	$10,633
Aug 18	$10,677	$10,468	$10,710
Sep 18	$10,563	$10,401	$10,597
Oct 18	$10,407	$10,320	$10,445
Nov 18	$10,456	$10,380	$10,495
Dec 18	$10,509	$10,572	$10,552
Jan 19	$10,653	$10,680	$10,694
Feb 19	$10,650	$10,679	$10,693
Mar 19	$10,841	$10,888	$10,890
Apr 19	$10,874	$10,890	$10,926
May 19	$11,054	$11,087	$11,106
Jun 19	$11,141	$11,231	$11,201
Jul 19	$11,186	$11,261	$11,241
Aug 19	$11,454	$11,567	$11,509
Sep 19	$11,296	$11,498	$11,352
Oct 19	$11,324	$11,529	$11,381
Nov 19	$11,341	$11,523	$11,399
Dec 19	$11,379	$11,511	$11,442
Jan 20	$11,621	$11,744	$11,682
Feb 20	$11,780	$11,958	$11,844
Mar 20	$11,569	$11,873	$11,635
Apr 20	$11,901	$12,081	$11,959
May 20	$11,937	$12,142	$11,995
Jun 20	$12,068	$12,224	$12,129
Jul 20	$12,343	$12,413	$12,408
Aug 20	$12,472	$12,310	$12,543
Sep 20	$12,427	$12,309	$12,497
Oct 20	$12,346	$12,248	$12,416
Nov 20	$12,486	$12,368	$12,555
Dec 20	$12,620	$12,382	$12,699
Jan 21	$12,657	$12,285	$12,741
Feb 21	$12,442	$12,066	$12,536
Mar 21	$12,408	$11,938	$12,513
Apr 21	$12,578	$12,041	$12,688
May 21	$12,720	$12,077	$12,841
Jun 21	$12,806	$12,179	$12,919
Jul 21	$13,141	$12,310	$13,263
Aug 21	$13,120	$12,293	$13,240
Sep 21	$13,025	$12,176	$13,145
Oct 21	$13,169	$12,178	$13,295
Nov 21	$13,286	$12,226	$13,413
Dec 21	$13,317	$12,186	$13,456
Jan 22	$13,054	$11,931	$13,184
Feb 22	$13,164	$11,779	$13,296
Mar 22	$12,913	$11,450	$13,049
Apr 22	$12,641	$11,029	$12,782
May 22	$12,519	$11,076	$12,656
Jun 22	$12,124	$10,928	$12,255
Jul 22	$12,638	$11,180	$12,789
Aug 22	$12,309	$10,877	$12,449
Sep 22	$11,493	$10,397	$11,625
Oct 22	$11,638	$10,255	$11,769
Nov 22	$11,846	$10,627	$11,984
Dec 22	$11,701	$10,582	$11,862
Jan 23	$11,939	$10,900	$12,079
Feb 23	$11,773	$10,627	$11,910
Mar 23	$12,108	$10,897	$12,257
Apr 23	$12,119	$10,966	$12,273
May 23	$11,972	$10,847	$12,119
Jun 23	$11,930	$10,808	$12,079
Jul 23	$11,949	$10,798	$12,098
Aug 23	$11,839	$10,731	$11,988
Sep 23	$11,618	$10,464	$11,766
Oct 23	$11,536	$10,302	$11,685
Nov 23	$11,841	$10,754	$11,994
Dec 23	$12,132	$11,153	$12,289
Jan 24	$12,179	$11,140	$12,337
Feb 24	$12,048	$10,987	$12,206
Mar 24	$12,123	$11,080	$12,286
Apr 24	$11,941	$10,812	$12,105
May 24	$12,142	$10,996	$12,309
Jun 24	$12,233	$11,101	$12,403
Jul 24	$12,455	$11,358	$12,628
Aug 24	$12,551	$11,520	$12,727
Sep 24	$12,734	$11,674	$12,915
Oct 24	$12,506	$11,389	$12,685
Nov 24	$12,562	$11,504	$12,744
Dec 24	$12,360	$11,317	$12,541
Jan 25	$12,518	$11,382	$12,702
Feb 25	$12,789	$11,629	$12,979
Mar 25	$12,877	$11,633	$13,073
Apr 25	$12,885	$11,676	$13,082
May 25	$12,807	$11,592	$13,004
Jun 25	$12,932	$11,769	$13,132
Jul 25	$12,942	$11,744	$13,144
Aug 25	$13,142	$11,883	$13,350
Sep 25	$13,196	$12,011	$13,404
Oct 25	$13,237	$12,087	$13,450

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.85%	1.41%	2.84%
ICE BofA US Broad Market Index...
	6.13	(0.26)	1.91
ICE U.S. Treasury Inflation Linked Bond Index (Spliced)...
	6.03	1.61	3.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 14,079,930,772
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 25,746,162
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$14,079,930,772
Number of Portfolio Holdings...
49
Net Investment Advisory Fees...
$25,746,162
Portfolio Turnover Rate...
19%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-5 Years...
50.7%
5-10 Years...
34.7
10-15 Years...
0.6
15-20 Years...
5.8
20-25 Years...
3.4
25-30 Years...
4.8
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Inflation Linked Notes
2.13%, 01/15/35...
4.2%
1.88%, 07/15/34...
3.9
1.75%, 01/15/34...
3.7
1.63%, 04/15/30...
3.5
1.13%, 01/15/33...
3.5
1.38%, 07/15/33...
3.4
0.63%, 07/15/32...
3.4
1.63%, 10/15/29...
3.4
2.13%, 04/15/29...
3.3
2.38%, 10/15/28...
3.2

Footnote	Description
Footnote(a)	Excludes money market funds.

C000110086
Shareholder Report [Line Items]
Fund Name	iShares U.S. Treasury Bond ETF
Trading Symbol	GOVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Treasury Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 5.16%.

  For the same period, the ICE BofA US Broad Market Index returned 6.13% and the ICE U.S. Treasury Core Bond Index (Spliced) returned 5.19%.

What contributed to performance?

Mixed economic signals, shifting monetary policies, and ongoing global trade tensions influenced Treasury bond returns during the reporting period, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. In this landscape, Treasury bonds dated between five- to ten-years contributed the most to the Fund’s return.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury Core Bond Index (Spliced)
Nov 15	$9,960	$9,972	$9,959
Dec 15	$9,943	$9,939	$9,943
Jan 16	$10,149	$10,081	$10,155
Feb 16	$10,245	$10,156	$10,245
Mar 16	$10,260	$10,244	$10,261
Apr 16	$10,248	$10,282	$10,250
May 16	$10,248	$10,287	$10,250
Jun 16	$10,473	$10,478	$10,476
Jul 16	$10,513	$10,546	$10,515
Aug 16	$10,452	$10,531	$10,457
Sep 16	$10,440	$10,522	$10,443
Oct 16	$10,323	$10,437	$10,328
Nov 16	$10,046	$10,187	$10,053
Dec 16	$10,034	$10,199	$10,043
Jan 17	$10,055	$10,223	$10,065
Feb 17	$10,105	$10,292	$10,115
Mar 17	$10,100	$10,288	$10,111
Apr 17	$10,169	$10,365	$10,181
May 17	$10,234	$10,447	$10,247
Jun 17	$10,220	$10,438	$10,230
Jul 17	$10,233	$10,481	$10,247
Aug 17	$10,345	$10,579	$10,359
Sep 17	$10,253	$10,525	$10,269
Oct 17	$10,239	$10,532	$10,257
Nov 17	$10,225	$10,519	$10,243
Dec 17	$10,254	$10,567	$10,275
Jan 18	$10,111	$10,445	$10,134
Feb 18	$10,036	$10,347	$10,058
Mar 18	$10,128	$10,414	$10,154
Apr 18	$10,046	$10,338	$10,072
May 18	$10,136	$10,411	$10,162
Jun 18	$10,137	$10,399	$10,165
Jul 18	$10,095	$10,401	$10,121
Aug 18	$10,171	$10,468	$10,199
Sep 18	$10,073	$10,401	$10,103
Oct 18	$10,024	$10,320	$10,056
Nov 18	$10,113	$10,380	$10,144
Dec 18	$10,331	$10,572	$10,363
Jan 19	$10,376	$10,680	$10,411
Feb 19	$10,350	$10,679	$10,384
Mar 19	$10,543	$10,888	$10,583
Apr 19	$10,516	$10,890	$10,552
May 19	$10,762	$11,087	$10,802
Jun 19	$10,857	$11,231	$10,901
Jul 19	$10,845	$11,261	$10,888
Aug 19	$11,217	$11,567	$11,260
Sep 19	$11,121	$11,498	$11,163
Oct 19	$11,125	$11,529	$11,170
Nov 19	$11,088	$11,523	$11,137
Dec 19	$11,024	$11,511	$11,074
Jan 20	$11,296	$11,744	$11,347
Feb 20	$11,590	$11,958	$11,647
Mar 20	$11,960	$11,873	$12,016
Apr 20	$12,002	$12,081	$12,062
May 20	$11,969	$12,142	$12,029
Jun 20	$11,979	$12,224	$12,042
Jul 20	$12,115	$12,413	$12,179
Aug 20	$11,981	$12,310	$12,043
Sep 20	$12,001	$12,309	$12,063
Oct 20	$11,886	$12,248	$11,948
Nov 20	$11,925	$12,368	$11,991
Dec 20	$11,897	$12,382	$11,962
Jan 21	$11,780	$12,285	$11,838
Feb 21	$11,558	$12,066	$11,582
Mar 21	$11,384	$11,938	$11,451
Apr 21	$11,471	$12,041	$11,539
May 21	$11,492	$12,077	$11,561
Jun 21	$11,585	$12,179	$11,654
Jul 21	$11,738	$12,310	$11,811
Aug 21	$11,717	$12,293	$11,790
Sep 21	$11,592	$12,176	$11,662
Oct 21	$11,579	$12,178	$11,654
Nov 21	$11,667	$12,226	$11,745
Dec 21	$11,595	$12,186	$11,671
Jan 22	$11,389	$11,931	$11,465
Feb 22	$11,309	$11,779	$11,387
Mar 22	$10,953	$11,450	$11,035
Apr 22	$10,614	$11,029	$10,693
May 22	$10,630	$11,076	$10,712
Jun 22	$10,537	$10,928	$10,618
Jul 22	$10,703	$11,180	$10,789
Aug 22	$10,434	$10,877	$10,518
Sep 22	$10,076	$10,397	$10,157
Oct 22	$9,933	$10,255	$10,014
Nov 22	$10,201	$10,627	$10,282
Dec 22	$10,124	$10,582	$10,230
Jan 23	$10,404	$10,900	$10,485
Feb 23	$10,164	$10,627	$10,240
Mar 23	$10,458	$10,897	$10,536
Apr 23	$10,514	$10,966	$10,592
May 23	$10,393	$10,847	$10,469
Jun 23	$10,318	$10,808	$10,390
Jul 23	$10,281	$10,798	$10,355
Aug 23	$10,227	$10,731	$10,302
Sep 23	$10,001	$10,464	$10,072
Oct 23	$9,880	$10,302	$9,951
Nov 23	$10,221	$10,754	$10,295
Dec 23	$10,550	$11,153	$10,627
Jan 24	$10,537	$11,140	$10,614
Feb 24	$10,399	$10,987	$10,474
Mar 24	$10,455	$11,080	$10,531
Apr 24	$10,223	$10,812	$10,297
May 24	$10,371	$10,996	$10,446
Jun 24	$10,473	$11,101	$10,550
Jul 24	$10,703	$11,358	$10,782
Aug 24	$10,840	$11,520	$10,920
Sep 24	$10,968	$11,674	$11,051
Oct 24	$10,707	$11,389	$10,788
Nov 24	$10,791	$11,504	$10,872
Dec 24	$10,622	$11,317	$10,702
Jan 25	$10,679	$11,382	$10,761
Feb 25	$10,910	$11,629	$10,993
Mar 25	$10,934	$11,633	$11,018
Apr 25	$11,000	$11,676	$11,085
May 25	$10,887	$11,592	$10,971
Jun 25	$11,024	$11,769	$11,110
Jul 25	$10,983	$11,744	$11,068
Aug 25	$11,094	$11,883	$11,181
Sep 25	$11,191	$12,011	$11,279
Oct 25	$11,259	$12,087	$11,348

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.16%	(1.08)%	1.19%
ICE BofA US Broad Market Index...
	6.13	(0.26)	1.91
ICE U.S. Treasury Core Bond Index (Spliced)...
	5.19	(1.03)	1.27

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 33,012,128,224
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 14,228,891
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$33,012,128,224
Number of Portfolio Holdings...
221
Net Investment Advisory Fees...
$14,228,891
Portfolio Turnover Rate...
25%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
0.4%
1-5 Years...
57.4
5-10 Years...
21.2
10-15 Years...
2.6
15-20 Years...
6.0
More than 20 Years...
12.4
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes	0.00
1.38%, 11/15/31...
5.2%
2.63%, 02/15/29...
2.9
2.75%, 02/15/28...
2.6
2.25%, 02/15/27...
2.3
3.13%, 11/15/28...
2.0
1.88%, 02/15/51...
1.7
2.88%, 05/15/28...
1.6
2.50%, 05/15/46...
1.6
2.75%, 11/15/42...
1.5
3.75%, 11/15/43...
1.4

Footnote	Description
Footnote(a)	Excludes money market funds.

C000138243
Shareholder Report [Line Items]
Fund Name	iShares Yield Optimized Bond ETF
Trading Symbol	BYLD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Yield Optimized Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Yield Optimized Bond ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)
Footnote	Description
Footnote(a)	Rounds to less than $1.
Footnote(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[15],[16]
Expense Ratio, Percent	0.00%	[15],[17]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 7.72%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.51% and the Morningstar U.S. Bond Market Yield-Optimized Index returned 7.65%.

What contributed to performance?

Anticipation of rate cuts caused spreads (the difference in the yield between two bonds with similar maturities but different credit qualities) on corporate debt to narrow during the reporting period. Mixed economic signals and ongoing global trade tensions also influenced bond returns, while the late-period U.S. government shutdown added to market volatility. After cutting rates in December of 2024, the Federal Reserve held policy rates steady through the first part of the year, before cutting rates by 25 basis points in both September and October 2025 as evidence of a cooling labor market outweighed persistent, though elevated, inflation concerns. U.S. high yield bonds contributed the most to the Fund’s return during the reporting period, followed by emerging market bonds. In terms of maturity, intermediate bonds helped contribute to performance.

What detracted from performance?

There were no significant detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg U.S. Universal Index	Morningstar U.S. Bond Market Yield-Optimized Index
Nov 15	$9,930	$9,964	$9,931
Dec 15	$9,854	$9,914	$9,854
Jan 16	$9,886	$10,023	$9,885
Feb 16	$9,961	$10,094	$9,960
Mar 16	$10,120	$10,218	$10,118
Apr 16	$10,228	$10,288	$10,229
May 16	$10,229	$10,296	$10,230
Jun 16	$10,387	$10,477	$10,384
Jul 16	$10,467	$10,563	$10,466
Aug 16	$10,509	$10,575	$10,506
Sep 16	$10,534	$10,577	$10,536
Oct 16	$10,472	$10,507	$10,467
Nov 16	$10,305	$10,271	$10,298
Dec 16	$10,373	$10,301	$10,366
Jan 17	$10,432	$10,338	$10,423
Feb 17	$10,523	$10,418	$10,515
Mar 17	$10,526	$10,414	$10,515
Apr 17	$10,616	$10,500	$10,605
May 17	$10,699	$10,581	$10,685
Jun 17	$10,691	$10,572	$10,677
Jul 17	$10,766	$10,625	$10,751
Aug 17	$10,843	$10,717	$10,826
Sep 17	$10,834	$10,679	$10,815
Oct 17	$10,842	$10,692	$10,824
Nov 17	$10,829	$10,676	$10,806
Dec 17	$10,883	$10,723	$10,859
Jan 18	$10,800	$10,620	$10,777
Feb 18	$10,677	$10,519	$10,652
Mar 18	$10,713	$10,572	$10,688
Apr 18	$10,646	$10,501	$10,616
May 18	$10,683	$10,559	$10,650
Jun 18	$10,667	$10,543	$10,632
Jul 18	$10,759	$10,565	$10,717
Aug 18	$10,785	$10,618	$10,744
Sep 18	$10,800	$10,572	$10,756
Oct 18	$10,658	$10,484	$10,610
Nov 18	$10,650	$10,531	$10,602
Dec 18	$10,735	$10,695	$10,680
Jan 19	$11,048	$10,843	$10,990
Feb 19	$11,089	$10,855	$11,032
Mar 19	$11,297	$11,051	$11,240
Apr 19	$11,341	$11,066	$11,284
May 19	$11,405	$11,236	$11,347
Jun 19	$11,673	$11,395	$11,610
Jul 19	$11,716	$11,429	$11,652
Aug 19	$11,953	$11,687	$11,888
Sep 19	$11,925	$11,637	$11,859
Oct 19	$11,969	$11,674	$11,901
Nov 19	$11,987	$11,672	$11,918
Dec 19	$12,089	$11,689	$12,020
Jan 20	$12,258	$11,899	$12,187
Feb 20	$12,318	$12,077	$12,245
Mar 20	$11,642	$11,841	$11,581
Apr 20	$12,004	$12,078	$11,935
May 20	$12,202	$12,191	$12,132
Jun 20	$12,236	$12,293	$12,175
Jul 20	$12,470	$12,509	$12,410
Aug 20	$12,444	$12,437	$12,384
Sep 20	$12,398	$12,414	$12,339
Oct 20	$12,368	$12,370	$12,306
Nov 20	$12,533	$12,531	$12,470
Dec 20	$12,599	$12,575	$12,536
Jan 21	$12,511	$12,496	$12,447
Feb 21	$12,323	$12,334	$12,258
Mar 21	$12,226	$12,191	$12,161
Apr 21	$12,340	$12,293	$12,272
May 21	$12,365	$12,340	$12,291
Jun 21	$12,448	$12,430	$12,374
Jul 21	$12,564	$12,555	$12,483
Aug 21	$12,576	$12,547	$12,493
Sep 21	$12,455	$12,440	$12,371
Oct 21	$12,426	$12,429	$12,337
Nov 21	$12,401	$12,444	$12,313
Dec 21	$12,466	$12,436	$12,373
Jan 22	$12,212	$12,163	$12,116
Feb 22	$12,061	$11,998	$11,964
Mar 22	$11,787	$11,676	$11,688
Apr 22	$11,357	$11,240	$11,258
May 22	$11,484	$11,302	$11,380
Jun 22	$11,139	$11,076	$11,035
Jul 22	$11,515	$11,355	$11,406
Aug 22	$11,174	$11,060	$11,063
Sep 22	$10,841	$10,583	$10,729
Oct 22	$10,886	$10,467	$10,771
Nov 22	$11,220	$10,857	$11,099
Dec 22	$11,168	$10,820	$11,047
Jan 23	$11,424	$11,156	$11,298
Feb 23	$11,260	$10,882	$11,134
Mar 23	$11,443	$11,137	$11,313
Apr 23	$11,496	$11,205	$11,364
May 23	$11,423	$11,089	$11,291
Jun 23	$11,507	$11,072	$11,374
Jul 23	$11,579	$11,083	$11,443
Aug 23	$11,546	$11,016	$11,406
Sep 23	$11,341	$10,753	$11,198
Oct 23	$11,233	$10,592	$11,087
Nov 23	$11,714	$11,068	$11,560
Dec 23	$12,082	$11,488	$11,924
Jan 24	$12,081	$11,461	$11,922
Feb 24	$12,018	$11,323	$11,859
Mar 24	$12,149	$11,435	$11,988
Apr 24	$11,937	$11,167	$11,777
May 24	$12,137	$11,352	$11,973
Jun 24	$12,176	$11,456	$12,013
Jul 24	$12,414	$11,716	$12,248
Aug 24	$12,580	$11,889	$12,411
Sep 24	$12,783	$12,052	$12,612
Oct 24	$12,591	$11,778	$12,422
Nov 24	$12,762	$11,902	$12,592
Dec 24	$12,604	$11,722	$12,436
Jan 25	$12,710	$11,793	$12,539
Feb 25	$12,920	$12,037	$12,739
Mar 25	$12,862	$12,034	$12,682
Apr 25	$12,862	$12,077	$12,682
May 25	$12,931	$12,015	$12,749
Jun 25	$13,155	$12,203	$12,970
Jul 25	$13,177	$12,185	$12,991
Aug 25	$13,329	$12,331	$13,141
Sep 25	$13,497	$12,462	$13,307
Oct 25	$13,563	$12,544	$13,372

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	7.72%	1.86%	3.09%
Bloomberg U.S. Universal Index...
	6.51	0.28	2.29
Morningstar U.S. Bond Market Yield-Optimized Index...
	7.65	1.68	2.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 292,160,595
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$292,160,595
Number of Portfolio Holdings...
13
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
96%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Investment Companies...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
19.8%
iShares 10+ Year Investment Grade Corporate Bond ETF...
13.9
iShares 5-10 Year Investment Grade Corporate Bond ETF...
10.6
iShares Investment Grade Systematic Bond ETF...
10.1
iShares J.P. Morgan Emerging Markets High Yield Bond ETF...
10.1
iShares Floating Rate Bond ETF...
9.9
iShares 0-3 Month Treasury Bond ETF...
8.5
iShares MBS ETF...
8.2
iShares Broad USD Investment Grade Corporate Bond ETF...
5.5
iShares GNMA Bond ETF...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Annualized.
[11]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[12]	Annualized.
[13]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Rounds to less than $1.
[17]	Rounds to less than 0.01%.